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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08934

ING Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Strategic Allocation Balanced Portfolio
ING VP Strategic Allocation Growth Portfolio
ING VP Strategic Allocation Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 62.3%
		Advertising: 0.0%
1,040		ADVO, Inc.	$32,178
2,700	@, L	Catalina Marketing Corp.	62,316

			94,494

		Aerospace/Defense: 1.5%
950	@	Armor Holdings, Inc.	39,530
28,100	@@	BAE Systems PLC	114,447
23,800		Boeing Co.	1,228,556
8,300		General Dynamics Corp.	847,430
1,215		L-3 Communications Holdings, Inc.	81,405
849	@	Moog, Inc.	30,819
20,100		Raytheon Co.	763,398
1,180	@	Teledyne Technologies, Inc.	29,547
5,900		United Technologies Corp.	550,942

			3,686,074

		Agriculture: 0.7%
22,300		Altria Group, Inc.	1,048,992
8,500	@@	British American Tobacco PLC	123,629
9,000	@@	Swedish Match AB	95,495
9,045		UST, Inc.	364,152

			1,632,268

		Apparel: 0.8%
520	@	Ashworth, Inc.	4,264
10,450	@	Coach, Inc.	443,289
1,430	@	Gymboree Corp.	20,592
345		Haggar Corp.	5,913
1,360		K-Swiss, Inc.	26,180
5,900		Liz Claiborne, Inc.	222,548
10,750		Nike, Inc.	847,100
6,000	@@	Onward Kashiyama Co., Ltd.	83,289
1,225		Phillips-Van Heusen Corp.	27,293
530	@, L	Quiksilver, Inc.	13,473
5,850		VF Corp.	289,283
1,270		Wolverine World Wide, Inc.	32,004

			2,015,228

		Auto Manufacturers: 0.4%
67,400	L	Ford Motor Co.	946,970
840		Oshkosh Truck Corp.	47,930
1,700	@@	Peugeot SA	105,059

			1,099,959

		Auto Parts and Equipment: 0.2%
7,000	@@	Bridgestone Corp.	130,021
15,000	@@	Calsonic Kansei Corp.	108,780
9,900	@, L	Goodyear Tire & Rubber Co.	106,326
1,980		Modine Manufacturing Co.	59,618

			404,745

		Banks: 4.5%
2,640	@@	Alpha Bank AE	67,473
3,470		Associated Banc-Corp.	111,283
1,300	@@	Banco Popular Espanol SA	72,373
14,100	@@	Banco Santander Central Hispano SA	137,843
45,550		Bank of America Corp.	1,973,682
1,930		Bank of Hawaii Corp.	91,193
1,950		Banknorth Group, Inc.	68,250

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 4.5% (continued)
20,000	@@	China Bank Ltd.	$104,942
4,640		Colonial Bancgroup, Inc.	94,888
9,800		Comerica, Inc.	581,630
3,230		Compass Bancshares, Inc.	141,539
5,000	@@	Credit Agricole SA	136,783
460		East-West Bancorp, Inc.	15,451
965	@@	First Bancorp Puerto Rico	46,610
600	L	First Republic Bank San Francisco	27,600
4,700	@@	Fortis	112,128
1,950		Fremont General Corp.	45,143
4,590		Hibernia Corp.	121,222
22,900	@@	HSBC Holdings PLC	363,682
11,950		Huntington Bancshares, Inc.	297,675
1,055		Irwin Financial Corp.	27,240
20,950		KeyCorp	662,020
47	@@	Mizuho Financial Group, Inc.	176,812
25,532		National City Corp.	986,046
3,535		National Commerce Financial Corp.	120,932
15,300	@@	Nordea AB	125,344
2,100		Republic Bancorp, Inc.	32,340
8,315	@@	Royal Bank of Scotland Group PLC	240,237
655		South Financial Group, Inc.	18,471
3,700	@@	St. George Bank Ltd.	58,671
3,070	@@	UBS AG	216,340
420		UCBH Holdings, Inc.	16,409
1,440		Umpqua Holdings Corp.	32,486
22,200	@@	UniCredito Italiano S.p.A.	112,201
21,050		U.S. Bancorp	608,345
33,000		Wachovia Corp.	1,549,350
18,700		Wells Fargo & Co.	1,115,081

			10,709,715

		Beverages: 0.8%
27,900		Coca-Cola Co.	1,117,395
19,200		PepsiCo, Inc.	934,080

			2,051,475

		Biotechnology: 0.0%
1,790	@, L	Charles River Laboratories Intl., Inc.	81,982

			81,982

		Building Materials: 0.3%
16,300	@@	Boral Ltd.	81,771
410		Florida Rock Industries, Inc.	20,086
20,550		Masco Corp.	709,591
220		Simpson Manufacturing Co., Inc.	13,904

			825,352

		Chemicals: 1.0%
2,400	@@	Akzo Nobel NV	84,914
10,100		Dow Chemical Co.	456,318
1,400	@@	DSM NV	73,162
11,300		E.I. du Pont de Nemours & Co.	483,640
1,590	@, L	FMC Corp.	77,226
305		Georgia Gulf Corp.	13,600
4,700	@, L	IMC Global, Inc.	81,733

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.0% (continued)
1,035	L	MacDermid, Inc.	$29,974
47,000	@@	Mitsubishi Chemical Corp.	142,560
930	@	OM Group, Inc.	34,001
3,660	@	PolyOne Corp.	27,523
9,500		PPG Industries, Inc.	582,160
8,200		Sherwin-Williams Co.	360,472

			2,447,283

		Coal: 0.0%
710		Massey Energy Co.	20,540
720		Peabody Energy Corp.	42,840

			63,380

		Commercial Services: 0.8%
1,230	@, L	Administaff, Inc.	14,391
930	@	Alliance Data Systems Corp.	37,721
290	@	Arbitron, Inc.	10,617
40,900		Cendant Corp.	883,440
1,535	@	ChoicePoint, Inc.	65,468
1,030	@, L	Coinstar, Inc.	23,999
600	@	Consolidated Graphics, Inc.	25,140
5,000	@@	Dai Nippon Printing Co., Ltd.	66,865
9,250		H&R Block, Inc.	457,135
2,060	@	ITT Educational Services, Inc.	74,263
3,225	@, L	Korn/Ferry Intl.	58,792
1,805	@	Labor Ready, Inc.	25,306
1,015		Manpower, Inc.	45,157
475	@, L	Memberworks, Inc.	12,464
1,285	@, L	Pharmaceutical Product Development, Inc.	46,260
34,100	@@	Rentokil Initial PLC	92,867

			1,939,885

		Computers: 2.2%
1,410	L	Agilysys, Inc.	24,379
18,750	@	Apple Computer, Inc.	726,562
700	@	Brooktrout, Inc.	6,342
270	@	CACI Intl., Inc.	14,251
3,015	@, L	Cadence Design Systems, Inc.	39,316
1,250	@	Carreker Corp.	9,513
690	@	Catapult Communications Corp.	13,000
1,500	@	Cognizant Technology Solutions Corp.	45,765
54,950	@	Dell, Inc.	1,956,219
815		Diebold, Inc.	38,061
945	@	DST Systems, Inc.	42,024
285		FactSet Research Systems, Inc.	13,737
35,000		Hewlett-Packard Co.	656,250
18,800		International Business Machines Corp.	1,611,911
3,935		Jack Henry Associates, Inc.	73,860
295	@, L	Kronos, Inc.	13,066
615	@, L	Micros Systems, Inc.	30,793
1,860	@	SanDisk Corp.	54,163
1,025	@	SCM Microsystems, Inc.	2,809
3,920	@	Storage Technology Corp.	99,019

			5,471,040

		Cosmetics/Personal Care: 2.1%
5,150		Alberto-Culver Co.	223,922
29,350		Gillette Co.	1,225,069
15,950		Kimberly-Clark Corp.	1,030,211

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 2.1% (continued)
49,650		Procter & Gamble Co.	$2,687,057
1,900	@@	Uni-Charm Corp.	94,283

			5,260,542

		Distribution/Wholesale: 0.2%
950	L	CDW Corp.	55,129
570		Hughes Supply, Inc.	17,140
490		SCP Pool Corp.	13,103
5,600		W.W. Grainger, Inc.	322,839

			408,211

		Diversified Financial Services: 3.2%
14,600		American Express Co.	751,316
5,050	@, L	AmeriCredit Corp.	105,444
57,950		Citigroup, Inc.	2,556,755
22,698		Countrywide Financial Corp.	894,074
13,000	@@	Daiwa Securities Group, Inc.	82,470
11,150		Fannie Mae	706,910
39,922		J.P. Morgan Chase & Co.	1,586,101
1,718		Legg Mason, Inc.	91,491
10,800		Merrill Lynch & Co., Inc.	536,976
12,600		Morgan Stanley	621,180

			7,932,717

		Electric: 1.6%
36,350	@	AES Corp.	363,137
5,000	@@	Chubu Electric Power Co., Inc.	105,702
6,050	@, L	CMS Energy Corp.	57,596
3,750	L	Dominion Resources, Inc.	244,688
37,400	L	Duke Energy Corp.	856,085
1,500	@@	E.ON AG	110,550
6,100	@@	Endesa SA	116,377
13,200	@@	Enel S.p.A.	107,804
2,665		Energy East Corp.	67,105
8,000		Exelon Corp.	293,520
4,760	L	Pepco Holdings, Inc.	94,724
9,894		PPL Corp.	466,799
1,800	@@	RWE AG	85,964
2,010	L	Scana Corp.	75,053
19,300	@@	Scottish Power PLC	147,627
14,450		TXU Corp.	692,444
2,140		Wisconsin Energy Corp.	68,266

			3,953,441

		Electrical Components and Equipment: 0.6%
2,750		AMETEK, Inc.	83,380
430	@, L	Belden CDT, Inc.	9,374
15,235		Emerson Electric Co.	942,895
17,000	@@	Hitachi Ltd.	102,483
2,125		Hubbell, Inc.	95,264
840	@	Littelfuse Inc	29,005
1,180	@	Rayovac Corp.	31,093
10,000	@@	Sumitomo Electric Industries Ltd	88,761
31,000	@@	Toshiba Corp.	113,788

			1,496,043

		Electronics: 0.2%
730		BEI Technologies, Inc.	20,002
500		Bel Fuse, Inc.	16,540
395	@	Benchmark Electronics, Inc.	11,771

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 0.2% (continued)
335	@	Cymer, Inc.	$9,601
200	@, L	Dionex Corp.	10,940
1,160	@	Electro Scientific Industries, Inc.	20,126
310	@, L	FLIR Systems, Inc.	18,135
640	@	InVision Technologies, Inc.	28,794
796	@	Meade Instruments Corp.	2,476
945		Park Electrochemical Corp.	20,034
2,500	@@	Secom Co., Ltd.	86,873
5,300		Tektronix, Inc.	176,224
2,730	@	Thomas & Betts Corp.	73,219
470	@, L	Trimble Navigation Ltd.	14,852
430		Woodward Governor Co.	29,021

			538,608

		Engineering and Construction: 0.0%
2,300	@@	Bouygues SA	86,509

			86,509

		Entertainment: 0.1%
2,860		International Speedway Corp.	142,714

			142,714

		Environmental Control: 0.0%
1,715		Republic Services, Inc.	51,039
455	@, L	Waste Connections, Inc.	14,414

			65,453

		Food: 0.6%
935		Corn Products Intl., Inc.	43,104
13,800	@, @@	Koninklijke Ahold NV	88,097
2,200	@@	Metro AG	97,916
2,620		Ruddick Corp.	51,457
780	L	Sanderson Farms, Inc.	26,091
8,400		SUPERVALU, Inc.	231,420
9,320		Tyson Foods, Inc.	149,306
17,000	@, @@	Unilever PLC	138,556
11,004		Wm. Wrigley Jr. Co.	696,663

			1,522,610

		Forest Products and Paper: 0.7%
14,600		Georgia-Pacific Corp.	524,869
5,150		International Paper Co.	208,112
2,780		Longview Fibre Co.	42,395
7,450		Louisiana-Pacific Corp.	193,328
11,200		MeadWestvaco Corp.	357,280
715		Pope & Talbot, Inc.	12,584
1,480		Potlatch Corp.	69,279
3,500		Temple-Inland, Inc.	235,025
832		Wausau-Mosinee Paper Corp.	13,853

			1,656,725

		Gas: 0.2%
875	L	Energen Corp.	45,106
905		Piedmont Natural Gas Co.	39,766
12,900		Sempra Energy	466,851
1,220		UGI Corp.	45,457

			597,180

		Hand/Machine Tools: 0.3%
4,400	L	Black & Decker Corp.	340,736
7,000	@@	Makita Corp.	98,896
4,900		Stanley Works	208,397

			648,029

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 2.1%
935	@, L	Advanced Medical Optics, Inc.	$36,998
980	@, L	American Medical Systems Holdings, Inc.	35,545
2,800		Bausch & Lomb, Inc.	186,060
12,800		Becton Dickinson & Co.	661,759
290	L	Cooper Cos., Inc.	19,880
3,950	@	Cytyc Corp.	95,393
615		Datascope Corp.	22,940
2,380		Dentsply Intl., Inc.	123,617
920	@	DJ Orthopedics, Inc.	16,238
1,300	@@	Fresenius Medical Care AG	99,523
855	@	Haemonetics Corp.	28,078
300	@	Idexx Laboratories, Inc.	15,222
1,117	@	Immucor, Inc.	27,646
33,150		Johnson & Johnson	1,867,339
13,400		Medtronic, Inc.	695,459
780	@, L	Patterson Cos., Inc.	59,717
295	@, L	ResMed, Inc.	14,045
820	@	Respironics, Inc.	43,821
8,400	@@	Smith & Nephew PLC	77,159
1,015	@	Techne Corp.	38,753
3,750	@, L	Varian Medical Systems, Inc.	129,638
542		Vital Signs, Inc.	17,333
10,350	@	Zimmer Holdings, Inc.	818,063

			5,130,226

		Healthcare-Services: 1.7%
7,300		Aetna, Inc.	729,489
665	@	AMERIGROUP Corp.	37,406
7,550	@	Anthem, Inc.	658,738
690	@	Centene Corp.	29,380
2,270	@	Covance, Inc.	90,732
2,495	@	Coventry Health Care, Inc.	133,158
9,200	@	Humana, Inc.	183,816
2,885	@	PacifiCare Health Systems, Inc.	105,880
210	@, L	Pediatrix Medical Group, Inc.	11,519
710	@	RehabCare Group, Inc.	16,351
745	@	Sierra Health Services, Inc.	35,708
740	@, L	Sunrise Senior Living, Inc.	25,989
18,750		UnitedHealth Group, Inc.	1,382,624
7,400	@	WellPoint Health Networks, Inc.	777,666

			4,218,456

		Holding Companies-Diversified: 0.0%
33,000	@@	Citic Pacific Ltd.	84,903

			84,903

		Home Builders: 0.1%
1,770		Lennar Corp.	84,253
300	L	MDC Holdings, Inc.	21,930
1,205		Monaco Coach Corp.	26,088
125	@, L	NVR, Inc.	68,875
320		Standard-Pacific Corp.	18,038

			219,184

		Home Furnishings: 0.2%
540		Bassett Furniture Industries, Inc.	10,195
3,800	@@	Electrolux AB	69,511
345		Ethan Allen Interiors, Inc.	11,989
1,610		Harman Intl. Industries, Inc.	173,478

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.2% (continued)
12,000	@@	Matsushita Electric Industrial Co., Ltd.	$160,414
7,300	@@	Yamaha Corp.	111,199

			536,786

		Household Products/Wares: 0.3%
2,075	L	Blyth, Inc.	64,118
2,740		Church & Dwight, Inc.	76,884
11,800		Clorox Co.	628,940
660	@	Fossil, Inc.	20,420

			790,362

		Housewares: 0.0%
310		National Presto Industries, Inc.	12,964
605		Toro Co.	41,322

			54,286

		Insurance: 4.7%
15,600	@@	ACE Ltd.	624,936
9,544	@@	Aegon NV	103,309
20,600		AFLAC, Inc.	807,726
22,950		Allstate Corp.	1,101,370
2,845		American Financial Group, Inc.	85,037
29,150		American Intl. Group, Inc.	1,981,908
5,300	@@	AXA	107,499
10,000		Chubb Corp.	702,800
8,000		CIGNA Corp.	557,040
900		Delphi Financial Group, Inc.	36,153
1,650	@@	Everest Re Group Ltd.	122,645
4,245		Fidelity National Financial, Inc.	161,735
900		Horace Mann Educators Corp.	15,822
75,000	@@	Legal & General Group PLC	134,929
10,750		Lincoln National Corp.	505,250
25,700		MetLife, Inc.	993,305
3,140	@	Ohio Casualty Corp.	65,720
655	@, L	Philadelphia Consolidated Holding Co.	36,104
2,900		PMI Group, Inc.	117,682
950	@	ProAssurance Corp.	33,269
9,300		Progressive Corp.	788,175
2,440		Protective Life Corp.	95,916
19,200		Prudential Financial, Inc.	903,168
11,700	@@	QBE Insurance Group Ltd.	111,445
7,450		Safeco Corp.	340,093
885	L	Selective Insurance Group, Inc.	32,922
21,400	@@	Skandia Forsakrings AB	84,981
1,150		StanCorp Financial Group, Inc.	81,880
1,200	@@	Swiss Reinsurance Co.	69,194
1,295		UICI	42,398
2,355		Unitrin, Inc.	97,897
2,610		W.R. Berkley Corp.	110,038
685	L	Zenith National Insurance Corp.	28,982
790	@, @@	Zurich Financial Services AG	112,897

			11,194,225

		Internet: 0.9%
7,500	@	eBay, Inc.	689,550
5,260	@	McAfee, Inc.	105,726
1,019	@	PC-Tel, Inc.	8,417
3,270	@, L	RSA Security, Inc.	63,111
14,550	@	Symantec Corp.	798,504

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Internet: 0.9% (continued)
2,500	@@	Trend Micro, Inc.	$107,556
760	@	Websense, Inc.	31,669
15,000	@	Yahoo!, Inc.	508,650

			2,313,183

		Iron/Steel: 0.2%
750		Carpenter Technology Corp.	35,805
5,200	@@	JFE Holdings, Inc.	148,299
470		Steel Dynamics, Inc.	18,151
5,900	@@	ThyssenKrupp AG	114,678
5,700	L	United States Steel Corp.	214,435

			531,368

		Leisure Time: 0.3%
920		Arctic Cat, Inc.	23,874
7,350		Carnival Corp.	347,581
1,230	L	Nautilus Group, Inc.	27,786
400	L	Polaris Industries, Inc.	22,328
7,550	L	Sabre Holdings Corp.	185,201
7,000	@@	Yamaha Motor Co., Ltd.	105,813

			712,583

		Lodging: 0.1%
3,525	@, L	Caesars Entertainment, Inc.	58,868
770		Mandalay Resort Group	52,861
3,125		Starwood Hotels & Resorts Worldwide, Inc.	145,062

			256,791

		Machinery-Construction and Mining: 0.0%
970	@	Astec Industries, Inc.	18,546

			18,546

		Machinery-Diversified: 0.1%
240		Briggs & Stratton Corp.	19,488
420		Cognex Corp.	11,004
470		IDEX Corp.	15,961
1,840		Nordson Corp.	63,167
807	@	Zebra Technologies Corp.	49,235

			158,855

		Media: 1.6%
24,600	@	Comcast Corp.	694,704
9,400		McGraw-Hill Cos., Inc.	749,086
8,100	@@	Mediaset S.p.A.	92,132
13,600	@@	Reed Elsevier PLC	119,486
34,000	@@	Singapore Press Holdings Ltd.	95,623
680		Thomas Nelson, Inc.	13,294
52,100	@	Time Warner, Inc.	840,893
19,600	L	Viacom, Inc.	657,776
23,350		Walt Disney Co.	526,543
110		Washington Post Co.	101,200

			3,890,737

		Metal Fabricate/Hardware: 0.1%
990		Kaydon Corp.	28,482
425		Lawson Products, Inc.	17,412
955		Mueller Industries, Inc.	41,017
730		Precision Castparts Corp.	43,838
840		Timken Co.	20,681
1,058		Valmont Industries, Inc.	22,080
760	@	Wolverine Tube, Inc.	8,778

			182,288

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Mining: 0.1%
4,900	@@	Anglo American PLC	$117,724
11,200	@@	BHP Billiton Ltd.	115,896
1,145	@, L	Century Aluminum Co.	31,751
730		Commonwealth Industries, Inc.	6,818
920	@	RTI Intl. Metals, Inc.	17,820

			290,009

		Miscellaneous Manufacturing: 2.6%
8,750		3M Co.	699,737
335	L	AptarGroup, Inc.	14,730
118,153		General Electric Co.	3,967,577
9,600		Honeywell Intl., Inc.	344,256
3,400		Illinois Tool Works, Inc.	316,778
3,205		Pentair, Inc.	111,887
2,100	@@	Siemens AG	154,385
585		Standex Intl. Corp.	14,333
21,850	@@	Tyco Intl. Ltd.	669,921

			6,293,604

		Office Furnishings: 0.0%
2,150		HNI Corp.	85,097

			85,097

		Oil and Gas: 5.0%
2,100		Anadarko Petroleum Corp.	139,356
36,363	@@	BP PLC	347,011
17,400		Burlington Resources, Inc.	709,920
42,600		ChevronTexaco Corp.	2,285,064
7,450		ConocoPhillips	617,233
10,100		Devon Energy Corp.	717,201
70,050		Exxon Mobil Corp.	3,385,516
17,150		Marathon Oil Corp.	707,952
1,975		Murphy Oil Corp.	171,371
1,765	@	Newfield Exploration Co.	108,089
1,755		Noble Energy, Inc.	102,211
1,100	@@	Norsk Hydro ASA	80,261
860		Patina Oil & Gas Corp.	25,430
3,370		Pioneer Natural Resources Co.	116,198
1,990		Pogo Producing Co.	94,426
1,405	@, L	Remington Oil & Gas Corp.	36,881
7,800	@@	Repsol YPF SA	171,259
43,800	@@	Shell Transport & Trading Co. PLC	321,426
1,045	@	Stone Energy Corp.	45,729
4,550	L	Sunoco, Inc.	336,609
1,490	@	Swift Energy Co.	35,700
1,300	@@	Total SA	265,507
14,300		Unocal Corp.	614,900
7,300	L	Valero Energy Corp.	585,533
2,705		XTO Energy, Inc.	87,858

			12,108,641

		Oil and Gas Services: 0.0%
1,400	@, L	Weatherford Intl. Ltd.	71,428

			71,428

		Packaging and Containers: 0.0%
1,130	L	Sonoco Products Co.	29,877

			29,877

		Pharmaceuticals: 3.1%
17,500		Abbott Laboratories	741,300
4,400	@@	AstraZeneca PLC	179,635

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 3.1% (continued)
22,850	@	Caremark Rx, Inc.	$732,800
3,400	@@	Eisai Co., Ltd.	92,634
12,350		Eli Lilly & Co.	741,618
7,300	@@, L	GlaxoSmithKline PLC ADR	319,229
2,823	@	IVAX Corp.	54,060
505		Medicis Pharmaceutical Corp.	19,715
24,250		Merck & Co., Inc.	800,250
625	@	MGI Pharma, Inc.	16,681
710		Natures Sunshine Products, Inc.	10,771
625	@	NBTY, Inc.	13,475
1,060	@	Noven Pharmaceuticals, Inc.	22,090
3,350		Perrigo Co.	68,843
83,450		Pfizer, Inc.	2,553,569
2,360	@@	Roche Holding AG	244,452
4,600	@@	Sankyo Co., Ltd.	97,570
3,904	@@	Sanofi-Aventis	284,015
1,520	@, L	Sepracor, Inc.	74,146
15,150		Wyeth	566,610

			7,633,463

		Pipelines: 0.1%
27,300	@, L	Dynegy, Inc.	136,227
5,020		National Fuel Gas Co.	142,217

			278,444

		Real Estate: 0.0%
13,000	@@	Cheung Kong Holdings Ltd.	111,261

			111,261

		Real Estate Investment Trusts: 1.9%
16,625		Acadia Realty Trust	245,218
2,600		Alexandria Real Estate Equities, Inc.	170,872
3,051		Archstone-Smith Trust	96,534
2,150		Avalonbay Communities, Inc.	129,473
3,025		Boston Properties, Inc.	167,555
1,800		Camden Property Trust	83,160
2,325		CBL & Associates Properties, Inc.	141,709
5,500		CenterPoint Properties Trust	239,689
1,750		Colonial Properties Trust	70,385
7,950		Corporate Office Properties Trust Sbi MD	203,679
3,150		Developers Diversified Realty Corp.	123,323
4,300		Equity Office Properties Trust	117,175
4,575		Equity Residential	141,825
1,125		Essex Property Trust, Inc.	80,831
5,225	@	FelCor Lodging Trust, Inc.	59,095
3,875		General Growth Properties, Inc.	120,125
13,100	@, L	Host Marriott Corp.	183,793
2,075		iStar Financial, Inc.	85,552
2,825		Kimco Realty Corp.	144,923
5,150		LaSalle Hotel Properties	142,140
6,475	@	Meristar Hospitality Corp.	35,289
4,400		National Health Investors, Inc.	125,136
6,950	L	Nationwide Health Properties, Inc.	144,213
4,575		Newcastle Investment Corp.	140,453
820	@	New Century Financial Corp.	49,380
4,650		ProLogis	163,866
1,750		PS Business Parks, Inc.	69,738
3,425		Public Storage, Inc.	169,709
2,175		Rayonier, Inc.	98,397

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 1.8% (continued)
7,950		Reckson Associates Realty Corp.	$228,563
3,100		Regency Centers Corp.	144,119
4,375		Simon Property Group, Inc.	234,630
4,425		SL Green Realty Corp.	229,258
4,825		United Dominion Realty Trust, Inc.	95,680

			4,675,487

		Retail: 5.8%
3,150	L	Abercrombie & Fitch Co.	99,225
6,100	@@	AEON Co. Ltd.	98,256
3,700	@	Aeropostale, Inc.	96,940
3,980	@, L	American Eagle Outfitters, Inc.	146,663
2,995	@, L	Ann Taylor Stores Corp.	70,083
2,540	@	Barnes & Noble, Inc.	93,980
3,170		Borders Group, Inc.	78,616
980	L	Cato Corp.	21,805
1,050	@	CEC Entertainment, Inc.	38,588
13,450		Circuit City Stores, Inc.	206,323
10,000	@@	Citizen Watch Co., Ltd.	98,087
3,655	L	Claire’s Stores, Inc.	91,521
5,525	@	Copart, Inc.	104,588
19,450		Costco Wholesale Corp.	808,342
28,100	@@	Dixons Group PLC	86,966
1,355	@	Dress Barn, Inc.	23,645
12,600	@@	Enterprise Inns PLC	130,173
40,050	L	Gap, Inc.	748,935
1,000		Haverty Furniture Cos., Inc.	17,540
49,750		Home Depot, Inc.	1,950,199
900	@	J. Jill Group, Inc.	17,865
1,140	@	Jack in The Box, Inc.	36,172
16,500		J.C. Penney Co., Inc. Holding Co.	582,120
25,000	L	Limited Brands, Inc.	557,250
8,350		Lowe’s Cos., Inc.	453,823
39,450		McDonald’s Corp.	1,105,784
2,040		Michaels Stores, Inc.	120,788
19,400	@	Office Depot, Inc.	291,582
1,665	L	PETsMART, Inc.	47,269
800	@@	Pinault-Printemps-Redoute SA	73,646
1,870		Regis Corp.	75,211
545	@, L	Sonic Corp.	13,968
23,500		Staples, Inc.	700,770
1,725	@	Stein Mart, Inc.	26,255
10,500		Target Corp.	475,125
13,350	@	Toys R US, Inc.	236,829
360	@	Tractor Supply Co.	11,318
9,000	@@	UNY Co., Ltd.	92,344
2,830	@	Urban Outfitters, Inc.	97,352
46,950		Wal-Mart Stores, Inc.	2,497,739
31,700		Walgreen Co.	1,135,810
6,250		Wendy’s Intl., Inc.	210,000
1,330	@, L	Williams-Sonoma, Inc.	49,942
485	@	Zale Corp.	13,629

			13,933,066

		Savings and Loans: 0.1%
1,840		BankAtlantic Bancorp, Inc.	33,709
1,042	@, L	BankUnited Financial Corp.	30,374

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.1% (continued)
740		Downey Financial Corp.	$40,670
1,500		GreenPoint Financial Corp.	69,390
2,705		Independence Community Bank Corp.	105,631

			279,774

		Semiconductors: 0.7%
1,225	@	DSP Group, Inc.	25,786
71,250		Intel Corp.	1,429,275
5,295		Microchip Technology, Inc.	142,118
1,450	@, L	Skyworks Solutions, Inc.	13,775
850	@	Standard Microsystems Corp.	14,884

			1,625,838

		Software: 2.8%
5,750	@	Activision, Inc.	79,753
575	@	Ansys, Inc.	28,595
6,450		Autodesk, Inc.	313,664
315	@, L	Avid Technology, Inc.	14,764
11,350	@, L	BMC Software, Inc.	179,444
320	@, L	Cerner Corp.	13,843
20,050	@	Compuware Corp.	103,258
935	@	Digi Intl., Inc.	10,687
3,160	@	Dun & Bradstreet Corp.	185,492
1,460	@	FileNet Corp.	25,492
9,750		First Data Corp.	424,125
365	@	Hyperion Solutions Corp.	12,406
1,025	@	MapInfo Corp.	11,070
121,450		Microsoft Corp.	3,358,092
135,450	@	Oracle Corp.	1,527,875
12,500	@	Parametric Technology Corp.	66,000
1,410	@	Progress Software Corp.	28,059
700	@@	SAP AG	109,095
28,600	@	Siebel Systems, Inc.	215,644
4,780	@	Sybase, Inc.	65,916

			6,773,274

		Telecommunications: 3.6%
3,900	@	Adaptec, Inc.	29,640
25,200		Alltel Corp.	1,383,732
345	@	Anixter Intl., Inc.	12,106
25,900	@	Avaya, Inc.	361,046
1,975	@	C-COR.net Corp.	16,689
75,600	@	Cisco Systems, Inc.	1,368,360
365	@, L	Commonwealth Telephone Enterprises, Inc.	15,896
2,840	@	Commscope, Inc.	61,344
9,500	@, @@	Deutsche Telekom AG	176,494
6,000	@@	France Telecom SA	149,910
2,080		Harris Corp.	114,275
26,550		Motorola, Inc.	478,962
28	@@	Nippon Telegraph & Telephone Corp.	111,603
10,300	@@	Nokia Oyj	141,658
3,940	@	Polycom, Inc.	78,091
41,150		QUALCOMM, Inc.	1,606,496
7,950		Scientific-Atlanta, Inc.	206,064
3,300	@@	TDC A/S	116,707
62,800	@@	Telecom Italia S.p.A.	194,271
57,300		Verizon Communications, Inc.	2,256,474

			8,879,818

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Toys/Games/Hobbies: 0.0%
695	@	Department 56, Inc.	$11,329
1,110	@, L	Jakks Pacific, Inc.	25,530

			36,859

		Transportation: 1.1%
970	L	C.H. Robinson Worldwide, Inc.	44,998
2,025		CNF, Inc.	83,005
22	@@	East Japan Railway Co.	113,905
1,320	@	EGL, Inc.	39,943
1,210	L	Expeditors Intl. Washington, Inc.	62,557
10,900		FedEx Corp.	934,021
770	@, L	Forward Air Corp.	30,815
2,095		Heartland Express, Inc.	38,653
775	@	Landstar System, Inc.	45,477
14,000	@@	Mitsui O.S.K. Lines Ltd.	83,997
1,120	@	Offshore Logistics, Inc.	38,550
1,490		Overseas Shipholding Group, Inc.	73,964
3,700	@@	TPG NV	90,499
12,550		United Parcel Service, Inc.	952,796
445	@, L	Yellow Roadway Corp.	20,866

			2,654,046

		Total Common Stock
		(Cost $136,874,149)	152,884,427

PREFERRED STOCK: 0.1%
		Banks: 0.1%
29	#, XX	DG Funding Trust	313,200

		Total Preferred Stock
		(Cost $315,328)	313,200

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 6.5%
		Auto Manufacturers: 0.1%
$57,000		Ford Motor Co., 6.625%, due 10/01/28	$51,750
122,000		General Motors Corp., 8.375%, due 07/15/33	129,901

			181,651

		Banks: 1.7%
80,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	68,849
128,000	@@, #	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	133,760
298,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	341,313
120,000	@@	Bank of Ireland, 2.160%, due 12/29/49	102,737
60,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	50,101
135,000		BankAmerica Capital II, 8.000%, due 12/15/26	150,633
106,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	111,698
120,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	99,450
244,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	295,759
126,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	133,460
370,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	316,033
190,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	164,960
190,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	167,138
189,000		M&T Bank Corp., 3.850%, due 04/01/13	188,480
139,000		Mellon Capital I, 7.720%, due 12/01/26	154,607
60,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	51,654
70,000	@@	National Westminster Bank PLC, 1.375%, due 08/29/49	60,846
170,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	144,737
160,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	161,704
190,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	164,020
50,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	43,492
50,000	@@, C	Societe Generale, 1.688%, due 11/29/49	42,253
440,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	353,587
250,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	200,625
144,000		U.S. Bankcorp, 8.090%, due 11/15/26	162,106
136,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	154,498
70,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	59,744
291,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	286,589

			4,364,833

		Beverages: 0.2%
214,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	242,890
64,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	65,708
221,000	#	Miller Brewing Co., 4.250%, due 08/15/08	224,855

			533,453

		Chemicals: 0.0%
51,000		Dow Chemical Co., 5.750%, due 11/15/09	54,791
48,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	51,715

			106,506

		Diversified Financial Services: 1.1%
51,274	@@, #	Arcel Finance Ltd, 5.984%, due 02/01/09	53,682
146,000	@@, #	Arcel Finance Ltd, 7.048%, due 09/01/11	153,536
174,000	L	Boeing Capital Corp., 7.375%, due 09/27/10	202,406
248,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	246,140
138,000		Citigroup Capital II, 7.750%, due 12/01/36	152,752
136,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	150,924
199,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	202,063
60,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	48,989
154,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	169,409
76,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	98,089

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.1% (continued)
28,000		JPM Capital Trust I, 7.540%, due 01/15/27	$29,966
114,000		JPM Capital Trust II, 7.950%, due 02/01/27	127,290
430,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	439,099
154,406	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	151,471
211,200	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	212,061
189,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	208,877

			2,646,754

		Electric: 0.6%
221,000		Consumers Energy Co., 4.250%, due 04/15/08	224,947
172,000		DTE Energy Co., 2.740%, due 06/01/07	172,076
253,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	240,435
286,000		Ohio Power Co., 6.375%, due 07/15/33	295,978
156,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	156,155
33,249	#	Power Contract Financing LLC, 5.200%, due 02/01/06	33,734
133,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	138,613
37,011		PPL Montana LLC, 8.903%, due 07/02/20	41,105
73,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	76,545
204,000	#	TXU Energy Co. LLC, 2.380%, due 01/17/06	204,536

			1,584,124

		Food: 0.3%
99,000		Kroger Co., 7.250%, due 06/01/09	111,752
180,000		Safeway, Inc., 4.800%, due 07/16/07	185,151
119,000		SUPERVALU, Inc., 7.875%, due 08/01/09	136,660
237,000		Tyson Foods, Inc., 7.250%, due 10/01/06	254,281

			687,844

		Insurance: 0.2%
50,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	50,943
115,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	136,174
152,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	154,520
129,000		Prudential Financial, Inc., 4.104%, due 11/15/06	131,212

			472,849

		Media: 0.2%
123,000	L	Comcast Cable Communications, 7.125%, due 06/15/13	139,343
123,000		Time Warner Entertainment Co LP, 8.875%, due 10/01/12	151,482
83,000		Time Warner, Inc., 6.875%, due 05/01/12	92,740

			383,565

		Mining: 0.2%
189,000	@@	Alcan, Inc., 6.125%, due 12/15/33	196,893
126,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	131,470
138,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	153,180

			481,543

		Multi-National: 0.1%
303,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	341,370

			341,370

		Oil and Gas: 0.5%
182,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	179,773
237,000	@@, #	Gazprom International SA, 7.201%, due 02/01/20	240,555
386,000	#, L	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	391,018
102,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	124,440
100,000		Valero Energy Corp., 6.125%, due 04/15/07	106,380
113,000		Valero Energy Corp., 8.750%, due 06/15/30	147,735

			1,189,901

		Packaging and Containers: 0.1%
72,000	#	Sealed Air Corp., 5.375%, due 04/15/08	75,237
221,000	#	Sealed Air Corp., 6.950%, due 05/15/09	245,004

			320,241

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Pipelines: 0.1%
166,000		Duke Capital LLC, 4.331%, due 11/16/06	$169,080

			169,080

		Real Estate: 0.2%
199,000		EOP Operating LP, 7.750%, due 11/15/07	222,363
43,000		Liberty Property LP, 6.375%, due 08/15/12	46,799
12,000		Liberty Property LP, 6.950%, due 12/01/06	12,986
163,000		Liberty Property LP, 7.750%, due 04/15/09	186,418

			468,566

		Real Estate Investment Trusts: 0.3%
137,000		Simon Property Group LP, 4.875%, due 03/18/10	139,775
265,000		Simon Property Group LP, 6.375%, due 11/15/07	286,801
185,000		Simon Property Group LP, 7.375%, due 01/20/06	195,116

			621,692

		Retail: 0.1%
192,000	#	May Department Stores Co., 3.950%, due 07/15/07	193,622

			193,622

		Savings and Loans: 0.1%
132,000		Great Western Financial, 8.206%, due 02/01/27	149,564

			149,564

		Telecommunications: 0.4%
175,000		BellSouth Corp, 4.200%, due 09/15/09	176,201
173,000	@@, L	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	184,272
92,000		Sprint Capital Corp., 4.780%, due 08/17/06	94,624
75,000		Sprint Capital Corp., 8.375%, due 03/15/12	90,965
190,000		Verizon Florida, Inc., 6.125%, due 01/15/13	203,080
120,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	117,380

			866,522

		Transportation: 0.0%
100,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	103,338
7,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	7,451

			110,789

		Total Corporate Bonds/Notes
		(Cost $15,544,974)	15,874,469

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.2%
		Federal Home Loan Mortgage Corporation: 3.0%
1,445,000		2.700%, due 03/16/07	1,435,758
645,000		2.750%, due 02/09/07	642,465
961,000		4.500%, due 10/15/12	973,087
465,225		4.500%, due 04/01/14	466,441
91,000	S	5.500%, due 11/15/18	93,787
240,000		5.875%, due 03/21/11	260,888
384,000		6.000%, due 01/15/28	396,354
449,203		6.000%, due 01/15/29	467,635
243,519		6.000%, due 02/01/29	252,402
1,511,000	W, S	6.500%, due 10/15/34	1,585,132
366,520		7.000%, due 11/01/31	389,124
430,000	W, S	7.000%, due 10/15/34	456,069

			7,419,142

		Federal National Mortgage Association: 6.9%
1,005,000	L	3.000%, due 08/15/07	1,001,386
615,000	L	3.500%, due 01/28/08	613,138
705,000	L	4.625%, due 10/15/13	710,438
2,205,000	W, S	5.000%, due 11/01/18	2,234,630
5,319,000	W, S	5.000%, due 11/15/34	5,249,187

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 6.9% (continued)
690,000		5.250%, due 08/01/12	$718,238
385,323		5.500%, due 02/01/18	398,838
250,000	W, S	5.500%, due 11/15/18	257,735
6,982		6.000%, due 03/01/17	7,328
186,681		6.000%, due 10/01/18	195,907
607,804		6.000%, due 12/01/18	637,949
273,733		6.000%, due 04/25/31	284,934
1,357,000	W, S	6.000%, due 10/15/34	1,403,647
179,511		6.500%, due 02/01/28	188,801
944,000	S	6.500%, due 10/01/31	990,315
415,411		6.500%, due 09/01/32	436,173
315,000		6.625%, due 11/15/10	358,736
211,487		7.000%, due 02/01/31	224,527
156,389		7.000%, due 06/01/31	166,032
718,000	W, S	7.000%, due 10/15/34	761,304
137,159		7.500%, due 09/01/31	147,053

			16,986,296

		Government National Mortgage Association: 0.3%
73,400		6.500%, due 01/15/29	77,653
197,328		6.500%, due 01/15/32	208,467
12,672		7.000%, due 12/15/27	13,550
41,808		7.000%, due 01/15/28	44,661
145,914		7.000%, due 02/15/28	155,872
149,229		7.500%, due 12/15/23	161,645

			661,848

		Total U.S. Government Agency Obligations
		(Cost $24,998,212)	25,067,286

U.S. TREASURY OBLIGATIONS: 6.4%
		U.S. Treasury Bonds: 2.9%
2,534,000	S, L	5.375%, due 02/15/31	2,715,340
1,974,000	L	6.250%, due 08/15/23	2,305,725
830,000		10.375%, due 11/15/12	1,011,174
739,000		13.250%, due 05/15/14	1,050,766

			7,083,005

		U.S. Treasury Notes: 3.3%
3,829,000		1.625%, due 01/31/05	3,827,506
1,388,000	L	2.375%, due 08/31/06	1,383,284
229,000		2.750%, due 08/15/07	228,446
592,000	L	3.375%, due 09/15/09	592,301
2,204,000	L	4.250%, due 08/15/14	2,227,763

			8,259,300

		U.S. Treasury STRIP: 0.2%
795,000		0.000%, due 05/15/16	465,429

			465,429

		Total U.S. Treasury Obligations
		(Cost $15,589,097)	15,807,734

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
		Automobile Asset-Backed Securities: 0.3%
185,000		Household Automotive Trust, 2.310%, due 04/17/08	184,498
180,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	176,489
270,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	266,587

			627,574

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Commercial Mortgage-Backed Securities: 1.4%
200,000	COMM, 3.600%, due 03/10/39	$198,248
795,000	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	799,400
68,000	CS First Boston Mortgage Securities Corp., 7.800%, due 04/14/62	79,473
380,000	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	413,553
905,000	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,030,890
239,366	GE Capital Commercial Mortgage Corp, 3.752%, due 07/10/39	240,940
170,000	GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	184,070
244,000	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	267,738
232,000	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	268,474

		3,482,786

	Credit Card Asset-Backed Securities: 0.5%
95,000	Bank One Issuance Trust, 4.540%, due 09/15/10	97,123
95,000	Capital One Master Trust, 4.900%, due 03/15/10	99,236
640,000	Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	685,189
325,000	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	340,346

		1,221,894

	Diversified Financial Services: 0.1%
220,000	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	242,675

		242,675

	Other Asset-Backed Securities: 0.0%
41,000	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	40,867
24,000	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	24,294

		65,161

	Whole Loan Collateral PAC: 0.1%
354,000	Residential Funding Securities Corp., 4.750%, due 02/25/33	355,736

		355,736

	Whole Loan Collateralized Mortgage Obligations: 1.5%
276,532	Bank of America Mortgage Securities, 5.000%, due 12/25/18	282,732
271,720	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	274,809
281,102	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	282,229
571,000	CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	562,426
469,000	GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	485,706
68,138	GSR Mortgage Loan Trust, 6.500%, due 01/25/34	70,686
1,227,845	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,232,009
569,967	Washington Mutual, 5.000%, due 06/25/18	582,519

		3,773,116

	Whole Loan Collateralized Support CMO: 0.1%
129,881	Bank of America Mortgage Securities, 5.500%, due 11/25/33	130,915

		130,915

	Total Collateralized Mortgage Obligations
	(Cost $9,857,016)	9,899,857

	Total Long-Term Investments
	(Cost $203,178,776)	219,846,973

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 23.0%
		Commercial Paper: 8.8%
5,000,000		Barton Capital Corp., 1.780%, due 10/18/04		$4,995,550
2,300,000		Concord Minutemen Capital Co, 1.800%, due 10/19/04		2,297,815
1,800,000		Concord Minutemen Capital Co., 1.740%, due 10/12/05		1,799,946
750,000		Morgan Stanley, 1.780%, due 10/14/04		749,481
2,200,000		Morgan Stanley, 1.780%, due 10/15/04		2,198,368
2,400,000	S	Preferred Receivable Funding Corp., 1.660%, due 10/01/04		2,399,890
		Commercial Paper: 8.8% (continued)
2,400,000	S	Preferred Receivable Funding Corp., 1.780%, due 10/13/04		2,398,457
2,400,000	S	Thunder Bay Funding, Inc., 1.740%, due 10/04/04		2,399,536
2,400,000		Thunder Bay Funding, Inc., 1.750%, due 11/08/04		2,395,458

		Total Commercial Paper
		(Cost $21,635,593)		21,634,501

		Repurchase Agreement: 6.8%
16,812,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $16,812,864 to be received upon repurchase (Collateralized by $34,110,000 various U.S. Government Agency Obligations, 0.000%, Market Value plus accrued interest $17,493,180, due 06/01/17 - 01/15/18).		16,812,000

		Total Repurchase Agreement
		(Cost $16,812,000)		16,812,000

		Securities Lending CollateralCC: 7.4%
18,187,773		The Bank of New York Institutional
		Cash Reserves Fund		18,187,773

		Total Securities Lending Collateral
		(Cost $18,187,773)		18,187,773

		Total Short-Term Investments
		(Cost $56,634,274)		56,634,274

		Total Investments In Securities
		(Cost $259,814,142)	112.5%	$276,481,267
		Other Assets and Liabilities—Net	(12.5)	(30,615,432)

		Net Assets	100.0%	$245,865,835

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Balanced Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $262,662,385.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,929,101
		Gross Unrealized Depreciation	(2,110,290)

		Net Unrealized Appreciation	$13,818,861

Information concerning open futures contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
U.S. 5 Year
Treasury Note	6	$(664,500)	12/20/04	$(452)
S&P 500	9	$(2,508,525)	12/16/04	$23,347

		$(3,173,025)		$22,895

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 82.6%
		Advertising: 0.1%
1,380	L	ADVO, Inc.	$42,697
3,580	@	Catalina Marketing Corp.	82,627

			125,324

		Aerospace/Defense: 2.0%
1,260	@	Armor Holdings, Inc.	52,429
57,300	@@	BAE Systems PLC	233,375
29,350		Boeing Co.	1,515,047
10,550		General Dynamics Corp.	1,077,155
1,625		L-3 Communications Holdings, Inc.	108,875
1,127	@	Moog, Inc.	40,910
24,800		Raytheon Co.	941,904
1,570	@	Teledyne Technologies, Inc.	39,313
7,150		United Technologies Corp.	667,667

			4,676,675

		Agriculture: 0.9%
28,050		Altria Group, Inc.	1,319,471
16,600	@@	British American Tobacco PLC	241,441
18,000	@@	Swedish Match AB	190,991
11,103	L	UST, Inc.	447,007

			2,198,910

		Apparel: 1.1%
690	@	Ashworth, Inc.	5,658
12,850	@	Coach, Inc.	545,097
1,900	@	Gymboree Corp.	27,360
450		Haggar Corp.	7,713
1,805		K-Swiss, Inc.	34,746
7,250		Liz Claiborne, Inc.	273,470
13,450		Nike, Inc.	1,059,860
12,000	@@	Onward Kashiyama Co., Ltd.	166,579
1,630		Phillips-Van Heusen Corp.	36,316
695	@, L	Quiksilver, Inc.	17,667
7,250		VF Corp.	358,513
1,680		Wolverine World Wide, Inc.	42,336

			2,575,315

		Auto Manufacturers: 0.6%
83,500	L	Ford Motor Co.	1,173,174
1,110		Oshkosh Truck Corp.	63,337
3,400	@@	Peugeot SA	210,118

			1,446,629

		Auto Parts and Equipment: 0.3%
13,000	@@	Bridgestone Corp.	241,467
29,000	@@	Calsonic Kansei Corp.	210,309
12,200	@, L	Goodyear Tire & Rubber Co.	131,028
2,620		Modine Manufacturing Co.	78,888

			661,692

		Banks: 6.2%
4,800	@@	Alpha Bank AE	122,678
4,600		Associated Banc-Corp.	147,522
2,300	@@	Banco Popular Espanol SA	128,045
28,700	@@	Banco Santander Central Hispano SA	280,575
56,150		Bank of America Corp.	2,432,979
2,565	L	Bank of Hawaii Corp.	121,196
2,585		Banknorth Group, Inc.	90,475

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 6.2% (continued)
41,000	@@	China Bank Ltd.	$215,132
6,160		Colonial Bancgroup, Inc.	125,972
12,150		Comerica, Inc.	721,103
4,275		Compass Bancshares, Inc.	187,331
10,300	@@	Credit Agricole SA	281,772
620		East-West Bancorp, Inc.	20,826
1,290	@@	First Bancorp Puerto Rico	62,307
800		First Republic Bank San Francisco	36,800
9,800	@@	Fortis	233,799
2,590		Fremont General Corp.	59,959
6,080		Hibernia Corp.	160,573
44,800	@@	HSBC Holdings PLC	711,483
14,750		Huntington Bancshares, Inc.	367,423
1,400		Irwin Financial Corp.	36,148
25,950		KeyCorp	820,019
89	@@	Mizuho Financial Group, Inc.	334,814
31,423		National City Corp.	1,213,555
4,260		National Commerce Financial Corp.	145,735
30,400	@@	Nordea AB	249,050
2,790		Republic Bancorp, Inc.	42,966
16,125	@@	Royal Bank of Scotland Group PLC	465,884
875		South Financial Group, Inc.	24,675
7,000	@@	St. George Bank Ltd.	110,999
5,950	@@	UBS AG	419,291
555		UCBH Holdings, Inc.	21,684
1,910		Umpqua Holdings Corp.	43,090
44,100	@@	UniCredito Italiano S.p.A.	222,887
25,950		U.S. Bancorp	749,954
40,650		Wachovia Corp.	1,908,517
23,350		Wells Fargo & Co.	1,392,360

			14,709,578

		Beverages: 1.0%
32,950		Coca-Cola Co.	1,319,647
23,650		PepsiCo, Inc.	1,150,573

			2,470,220

		Biotechnology: 0.0%
2,380	@, L	Charles River Laboratories Intl., Inc.	109,004

			109,004

		Building Materials: 0.5%
33,700	@@	Boral Ltd.	169,060
540		Florida Rock Industries, Inc.	26,455
25,350		Masco Corp.	875,335
295		Simpson Manufacturing Co., Inc.	18,644

			1,089,494

		Chemicals: 1.4%
4,900	@@	Akzo Nobel NV	173,366
12,450		Dow Chemical Co.	562,491
2,900	@@	DSM NV	151,551
14,100		E.I. du Pont de Nemours & Co.	603,480
2,095	@	FMC Corp.	101,754
400		Georgia Gulf Corp.	17,836
6,220	L	IMC Global, Inc.	108,166

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.4% (continued)
1,380		MacDermid, Inc.	$39,965
94,000	@@	Mitsubishi Chemical Corp.	285,120
1,235	@	OM Group, Inc.	45,152
4,860	@	PolyOne Corp.	36,547
12,000		PPG Industries, Inc.	735,359
10,100		Sherwin-Williams Co.	443,996

			3,304,783

		Coal: 0.0%
935		Massey Energy Co.	27,050
945		Peabody Energy Corp.	56,227

			83,277

		Commercial Services: 1.1%
1,640	@, L	Administaff, Inc.	19,188
1,240	@	Alliance Data Systems Corp.	50,294
380	@	Arbitron, Inc.	13,912
50,150		Cendant Corp.	1,083,239
1,755	@	ChoicePoint, Inc.	74,851
1,370	@, L	Coinstar, Inc.	31,921
795	@	Consolidated Graphics, Inc.	33,311
11,000	@@	Dai Nippon Printing Co., Ltd.	147,103
11,700	L	H&R Block, Inc.	578,214
2,735	@	ITT Educational Services, Inc.	98,597
3,680	@, L	Korn/Ferry Intl.	67,086
2,395	@	Labor Ready, Inc.	33,578
1,345		Manpower, Inc.	59,839
640	@, L	Memberworks, Inc.	16,794
1,700	@, L	Pharmaceutical Product Development, Inc.	61,200
69,000	@@	Rentokil Initial PLC	187,913

			2,557,040

		Computers: 2.8%
1,880	L	Agilysys, Inc.	32,505
23,100	@	Apple Computer, Inc.	895,125
930	@	Brooktrout, Inc.	8,426
360	@	CACI Intl., Inc.	19,001
3,990	@	Cadence Design Systems, Inc.	52,030
1,660	@	Carreker Corp.	12,633
915	@	Catapult Communications Corp.	17,239
1,995	@	Cognizant Technology Solutions Corp.	60,867
67,700	@	Dell, Inc.	2,410,119
1,080		Diebold, Inc.	50,436
1,265	@	DST Systems, Inc.	56,255
385		FactSet Research Systems, Inc.	18,557
42,250		Hewlett-Packard Co.	792,188
22,650		International Business Machines Corp.	1,942,010
5,220		Jack Henry Associates, Inc.	97,979
395	@, L	Kronos, Inc.	17,495
815	@, L	Micros Systems, Inc.	40,807
2,460	@, L	SanDisk Corp.	71,635
1,290	@	SCM Microsystems, Inc.	3,535
5,195	@	Storage Technology Corp.	131,226

			6,730,068

		Cosmetics/Personal Care: 2.7%
6,350		Alberto-Culver Co.	276,098
36,350		Gillette Co.	1,517,249
19,650		Kimberly-Clark Corp.	1,269,194

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 2.7% (continued)
61,200		Procter & Gamble Co.	$3,312,144
3,700	@@	Uni-Charm Corp.	183,603

			6,558,288

		Distribution/Wholesale: 0.2%
1,250		CDW Corp.	72,538
760		Hughes Supply, Inc.	22,853
650		SCP Pool Corp.	17,381
6,900		W.W. Grainger, Inc.	397,785

			510,557

		Diversified Financial Services: 4.1%
17,900		American Express Co.	921,134
6,700	@	AmeriCredit Corp.	139,896
71,450		Citigroup, Inc.	3,152,373
29,048		Countrywide Financial Corp.	1,144,201
27,000	@@	Daiwa Securities Group, Inc.	171,283
13,500		Fannie Mae	855,900
49,166		J.P. Morgan Chase & Co.	1,953,365
2,123		Legg Mason, Inc.	113,066
13,400		Merrill Lynch & Co., Inc.	666,248
15,650		Morgan Stanley	771,545

			9,889,011

		Electric: 2.3%
45,300	@	AES Corp.	452,547
9,500	@@	Chubu Electric Power Co., Inc.	200,835
7,450	@, L	CMS Energy Corp.	70,924
4,650	L	Dominion Resources, Inc.	303,413
46,300		Duke Energy Corp.	1,059,807
2,800	@@	E.ON AG	206,359
11,700	@@	Endesa SA	223,214
26,100	@@	Enel S.p.A.	213,157
3,520		Energy East Corp.	88,634
9,100		Exelon Corp.	333,879
11,080	L	Pepco Holdings, Inc.	220,492
12,193		PPL Corp.	575,266
3,500	@@	RWE AG	167,153
2,665		Scana Corp.	99,511
39,600	@@	Scottish Power PLC	302,904
17,800		TXU Corp.	852,976
2,840		Wisconsin Energy Corp.	90,596

			5,461,667

		Electrical Components and Equipment: 0.9%
3,640		AMETEK, Inc.	110,365
570	@, L	Belden CDT, Inc.	12,426
18,828		Emerson Electric Co.	1,165,265
34,000	@@	Hitachi Ltd.	204,966
2,818		Hubbell, Inc.	126,331
1,110	@, L	Littelfuse Inc	38,328
1,560	@	Rayovac Corp.	41,106
20,000	@@	Sumitomo Electric Industries Ltd	177,523
59,000	@@	Toshiba Corp.	216,565

			2,092,875

		Electronics: 0.3%
960		BEI Technologies, Inc.	26,304
660		Bel Fuse, Inc.	21,833
520	@	Benchmark Electronics, Inc.	15,496

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electronics: 0.3% (continued)
455	@	Cymer, Inc.	$13,040
260	@, L	Dionex Corp.	14,222
1,540	@	Electro Scientific Industries, Inc.	26,719
420	@, L	FLIR Systems, Inc.	24,570
850	@	InVision Technologies, Inc.	38,242
952	@	Meade Instruments Corp.	2,961
1,265		Park Electrochemical Corp.	26,818
4,500	@@	Secom Co., Ltd.	156,371
6,550		Tektronix, Inc.	217,788
3,620	@	Thomas & Betts Corp.	97,088
620	@, L	Trimble Navigation Ltd.	19,592
570		Woodward Governor Co.	38,469

			739,513

		Engineering and Construction: 0.1%
4,400	@@	Bouygues SA	165,496

			165,496

		Entertainment: 0.1%
3,320		International Speedway Corp.	165,668

			165,668

		Environmental Control: 0.0%
2,270		Republic Services, Inc.	67,555
595	@, L	Waste Connections, Inc.	18,850

			86,405

		Food: 0.9%
1,250		Corn Products Intl., Inc.	57,625
27,700	@, @@	Koninklijke Ahold NV	176,832
4,300	@@	Metro AG	191,382
3,475		Ruddick Corp.	68,249
1,035		Sanderson Farms, Inc.	34,621
10,400		SUPERVALU, Inc.	286,520
12,365		Tyson Foods, Inc.	198,087
32,900	@, @@	Unilever PLC	268,146
13,901		Wm. Wrigley Jr. Co.	880,072

			2,161,534

		Forest Products and Paper: 0.9%
18,000		Georgia-Pacific Corp.	647,099
6,950		International Paper Co.	280,850
3,680		Longview Fibre Co.	56,120
9,250		Louisiana-Pacific Corp.	240,038
13,800		MeadWestvaco Corp.	440,220
955		Pope & Talbot, Inc.	16,808
1,960		Potlatch Corp.	91,748
4,300		Temple-Inland, Inc.	288,745
991		Wausau-Mosinee Paper Corp.	16,500

			2,078,128

		Gas: 0.3%
1,165		Energen Corp.	60,056
1,205		Piedmont Natural Gas Co.	52,948
15,600		Sempra Energy	564,564
1,620		UGI Corp.	60,361

			737,929

		Hand/Machine Tools: 0.4%
5,500	L	Black & Decker Corp.	425,920
13,000	@@	Makita Corp.	183,664
6,050		Stanley Works	257,307

			866,891

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Healthcare-Products: 2.7%
1,235	@, L	Advanced Medical Optics, Inc.	$48,869
1,300	@	American Medical Systems Holdings, Inc.	47,151
3,450		Bausch & Lomb, Inc.	229,253
15,750		Becton Dickinson & Co.	814,275
385		Cooper Cos., Inc.	26,392
5,240	@	Cytyc Corp.	126,546
815		Datascope Corp.	30,400
3,160		Dentsply Intl., Inc.	164,130
1,220	@	DJ Orthopedics, Inc.	21,533
2,700	@@	Fresenius Medical Care AG	206,701
1,130	@	Haemonetics Corp.	37,109
400	@	Idexx Laboratories, Inc.	20,296
1,490	@	Immucor, Inc.	36,878
40,900		Johnson & Johnson	2,303,896
16,900		Medtronic, Inc.	877,110
1,030	@, L	Patterson Cos., Inc.	78,857
395	@	ResMed, Inc.	18,806
1,085	@	Respironics, Inc.	57,982
17,300	@@	Smith & Nephew PLC	158,910
1,345	@	Techne Corp.	51,352
4,970	@, L	Varian Medical Systems, Inc.	171,813
723		Vital Signs, Inc.	23,122
12,750	@	Zimmer Holdings, Inc.	1,007,760

			6,559,141

		Healthcare-Services: 2.2%
9,000		Aetna, Inc.	899,370
880	@	AMERIGROUP Corp.	49,500
9,700	@	Anthem, Inc.	846,325
925	@, L	Centene Corp.	39,387
3,020	@	Covance, Inc.	120,709
3,320	@	Coventry Health Care, Inc.	177,188
11,800	@	Humana, Inc.	235,764
3,830	@, L	PacifiCare Health Systems, Inc.	140,561
280	@, L	Pediatrix Medical Group, Inc.	15,358
940	@	RehabCare Group, Inc.	21,648
995	@, L	Sierra Health Services, Inc.	47,690
990	@, L	Sunrise Senior Living, Inc.	34,769
23,100		UnitedHealth Group, Inc.	1,703,394
8,750	@	WellPoint Health Networks, Inc.	919,538

			5,251,201

		Holding Companies-Diversified: 0.1%
66,000	@@	Citic Pacific Ltd.	169,807

			169,807

		Home Builders: 0.1%
2,350		Lennar Corp.	111,860
405	L	MDC Holdings, Inc.	29,606
1,605		Monaco Coach Corp.	34,748
170	@	NVR, Inc.	93,670
420		Standard-Pacific Corp.	23,675

			293,559

		Home Furnishings: 0.4%
720		Bassett Furniture Industries, Inc.	13,594
7,800	@@	Electrolux AB	142,680
460		Ethan Allen Interiors, Inc.	15,985
2,125		Harman Intl. Industries, Inc.	228,969

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.4% (continued)
23,000	@@	Matsushita Electric Industrial Co., Ltd.	$307,460
15,500	@@	Yamaha Corp.	236,108

			944,796

		Household Products/Wares: 0.4%
2,760	L	Blyth, Inc.	85,284
3,620		Church & Dwight, Inc.	101,577
14,500		Clorox Co.	772,850
870	@	Fossil, Inc.	26,918

			986,629

		Housewares: 0.0%
410		National Presto Industries, Inc.	17,146
805		Toro Co.	54,982

			72,128

		Insurance: 6.1%
18,650	@@	ACE Ltd.	747,119
19,100	@@	Aegon NV	206,747
25,400		AFLAC, Inc.	995,934
28,400		Allstate Corp.	1,362,915
3,765		American Financial Group, Inc.	112,536
35,900		American Intl. Group, Inc.	2,440,840
11,300	@@	AXA	229,197
12,400		Chubb Corp.	871,472
9,550		CIGNA Corp.	664,967
1,200		Delphi Financial Group, Inc.	48,204
2,185	@@	Everest Re Group Ltd.	162,411
5,620		Fidelity National Financial, Inc.	214,122
3,400		Horace Mann Educators Corp.	59,772
149,800	@@	Legal & General Group PLC	269,498
13,300		Lincoln National Corp.	625,100
31,700		MetLife, Inc.	1,225,205
4,160	@	Ohio Casualty Corp.	87,069
865	@	Philadelphia Consolidated Holding Co.	47,679
3,840		PMI Group, Inc.	155,827
1,260	@	ProAsurance Corp.	44,125
12,050		Progressive Corp.	1,021,238
3,235		Protective Life Corp.	127,168
23,650		Prudential Financial, Inc.	1,112,496
23,000	@@	QBE Insurance Group Ltd.	219,080
9,200		Safeco Corp.	419,980
1,180	L	Selective Insurance Group, Inc.	43,896
42,800	@@	Skandia Forsakrings AB	169,963
1,520		StanCorp Financial Group, Inc.	108,224
2,580	@@	Swiss Reinsurance Co.	148,766
1,720		UICI	56,313
3,125		Unitrin, Inc.	129,906
3,455		W.R. Berkley Corp.	145,663
910	L	Zenith National Insurance Corp.	38,502
1,570	@, @@	Zurich Financial Services AG	224,366

			14,536,300

		Internet: 1.2%
9,250	@	eBay, Inc.	850,445
6,980	@	McAfee, Inc.	140,298
1,458	@	PC-Tel, Inc.	12,043
4,345	@, L	RSA Security, Inc.	83,859
17,400	@	Symantec Corp.	954,912

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Internet: 1.2% (continued)
4,500	@@	Trend Micro, Inc.	$193,600
1,010	@	Websense, Inc.	42,087
18,600	@	Yahoo!, Inc.	630,726

			2,907,970

		Iron/Steel: 0.4%
1,005		Carpenter Technology Corp.	47,979
10,700	@@	JFE Holdings, Inc.	305,154
615		Steel Dynamics, Inc.	23,751
11,600	@@	ThyssenKrupp AG	225,469
7,050		United States Steel Corp.	265,221

			867,574

		Leisure Time: 0.4%
1,220		Arctic Cat, Inc.	31,659
7,950		Carnival Corp.	375,955
1,630	L	Nautilus Group, Inc.	36,822
530	L	Polaris Industries, Inc.	29,585
9,250	L	Sabre Holdings Corp. — Class A	226,903
13,000	@@	Yamaha Motor Co., Ltd.	196,509

			897,433

		Lodging: 0.1%
4,680	@	Caesars Entertainment, Inc.	78,156
1,020		Mandalay Resort Group	70,023
3,050		Starwood Hotels & Resorts Worldwide, Inc.	141,581

			289,760

		Machinery-Construction and Mining: 0.0%
1,295	@	Astec Industries, Inc.	24,760

			24,760

		Machinery-Diversified: 0.1%
315		Briggs & Stratton Corp.	25,578
565		Cognex Corp.	14,803
625		IDEX Corp.	21,225
2,440		Nordson Corp.	83,765
1,067	@	Zebra Technologies Corp.	65,098

			210,469

		Media: 2.1%
30,950	@	Comcast Corp.	874,028
11,500		McGraw-Hill Cos., Inc.	916,435
16,300	@@	Mediaset S.p.A.	185,401
26,000	@@	Reed Elsevier PLC	228,428
67,000	@@	Singapore Press Holdings Ltd.	188,433
900		Thomas Nelson, Inc.	17,595
64,550	@	Time Warner, Inc.	1,041,837
24,250		Viacom, Inc.	813,830
28,750		Walt Disney Co.	648,313
150		Washington Post Co.	138,000

			5,052,300

		Metal Fabricate/Hardware: 0.1%
1,310		Kaydon Corp.	37,689
570		Lawson Products, Inc.	23,353
1,265		Mueller Industries, Inc.	54,332
980		Precision Castparts Corp.	58,848
1,110		Timken Co.	27,328
1,401		Valmont Industries, Inc.	29,239
1,090	@	Wolverine Tube, Inc.	12,590

			243,379

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Mining: 0.2%
9,700	@@	Anglo American PLC	$233,045
21,600	@@	BHP Billiton Ltd.	223,514
1,510	@, L	Century Aluminum Co.	41,872
700		Commonwealth Industries, Inc.	6,538
1,225	@	RTI Intl. Metals, Inc.	23,728

			528,697

		Miscellaneous Manufacturing: 3.3%
10,800		3M Co.	863,676
455	L	AptarGroup, Inc.	20,006
145,650		General Electric Co.	4,890,926
11,200		Honeywell Intl., Inc.	401,632
4,200		Illinois Tool Works, Inc.	391,314
4,250		Pentair, Inc.	148,368
4,300	@@	Siemens AG	316,122
775		Standex Intl. Corp.	18,988
26,950	@@	Tyco Intl. Ltd.	826,287

			7,877,319

		Office Furnishings: 0.0%
2,835		HNI Corp.	112,209

			112,209

		Oil and Gas: 6.6%
5,100		Anadarko Petroleum Corp.	338,436
70,707	@@	BP PLC	674,755
21,500		Burlington Resources, Inc.	877,200
52,550		ChevronTexaco Corp.	2,818,781
9,200		ConocoPhillips	762,220
12,500		Devon Energy Corp.	887,625
86,350		Exxon Mobil Corp.	4,173,295
21,150		Marathon Oil Corp.	873,072
2,605		Murphy Oil Corp.	226,036
2,335	@	Newfield Exploration Co.	142,995
2,330		Noble Energy, Inc.	135,699
2,200	@@	Norsk Hydro ASA	160,522
1,135		Patina Oil & Gas Corp.	33,562
4,480		Pioneer Natural Resources Co.	154,470
2,630		Pogo Producing Co.	124,794
1,865	@	Remington Oil & Gas Corp.	48,956
15,300	@@	Repsol YPF SA	335,931
86,500	@@	Shell Transport & Trading Co. PLC	634,781
1,395	@	Stone Energy Corp.	61,045
4,800		Sunoco, Inc.	355,104
1,980	@	Swift Energy Co.	47,441
2,500	@@	Total SA	510,591
17,600		Unocal Corp.	756,800
9,000	L	Valero Energy Corp.	721,890
3,585		XTO Energy, Inc.	116,441

			15,972,442

		Oil and Gas Services: 0.0%
1,860	@	Weatherford Intl. Ltd.	94,897

			94,897

		Packaging and Containers: 0.0%
1,500		Sonoco Products Co.	39,660

			39,660

		Pharmaceuticals: 4.3%
21,600		Abbott Laboratories	914,975
8,700	@@	AstraZeneca PLC	355,187

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 4.3% (continued)
28,150	@	Caremark Rx, Inc.	$902,771
6,900	@@	Eisai Co., Ltd.	187,992
15,200		Eli Lilly & Co.	912,760
14,100	@@	GlaxoSmithKline PLC ADR	616,593
3,731	@	IVAX Corp.	71,449
665		Medicis Pharmaceutical Corp.	25,962
29,900		Merck & Co., Inc.	986,699
830	@	MGI Pharma, Inc.	22,153
940		Natures Sunshine Products, Inc.	14,260
835	@	NBTY, Inc.	18,003
1,400	@, L	Noven Pharmaceuticals, Inc.	29,176
4,440		Perrigo Co.	91,242
102,900		Pfizer, Inc.	3,148,739
4,440	@@	Roche Holding AG	459,902
9,600	@@	Sankyo Co., Ltd.	203,624
7,592	@@	Sanofi-Aventis	552,316
1,820	@, L	Sepracor, Inc.	88,780
18,750		Wyeth	701,250

			10,303,833

		Pipelines: 0.1%
33,650	@	Dynegy, Inc.	167,914
6,665		National Fuel Gas Co.	188,819

			356,733

		Real Estate: 0.1%
26,000	@@	Cheung Kong Holdings Ltd.	222,522

			222,522

		Real Estate Investment Trusts: 2.0%
16,175		Acadia Realty Trust	238,580
2,525		Alexandria Real Estate Equities, Inc.	165,943
2,950		Archstone-Smith Trust	93,338
2,100		Avalonbay Communities, Inc.	126,462
2,950		Boston Properties, Inc.	163,401
1,750		Camden Property Trust	80,850
2,260		CBL & Associates Properties, Inc.	137,747
5,350		CenterPoint Properties Trust	233,152
1,700		Colonial Properties Trust	68,374
7,750		Corporate Office Properties Trust Sbi MD	198,555
3,050		Developers Diversified Realty Corp.	119,408
4,175		Equity Office Properties Trust	113,769
4,450	L	Equity Residential	137,950
1,100		Essex Property Trust, Inc.	79,035
5,075	@	FelCor Lodging Trust, Inc.	57,398
3,775		General Growth Properties, Inc.	117,025
12,750	@, L	Host Marriott Corp.	178,883
2,000	L	iStar Financial, Inc.	82,460
2,750		Kimco Realty Corp.	141,075
5,000		LaSalle Hotel Properties	138,000
6,300	@	Meristar Hospitality Corp.	34,335
4,275		National Health Investors, Inc.	121,581
6,750		Nationwide Health Properties, Inc.	140,063
4,475		Newcastle Investment Corp.	137,383
1,085	@	New Century Financial Corp.	65,339
4,525		ProLogis	159,461
1,725		PS Business Parks, Inc.	68,741
3,350		Public Storage, Inc.	165,993
2,100		Rayonier, Inc.	95,004

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 2.0% (continued)
7,725		Reckson Associates Realty Corp.	$222,094
3,025		Regency Centers Corp.	140,632
4,250		Simon Property Group, Inc.	227,928
4,300		SL Green Realty Corp.	222,783
4,700		United Dominion Realty Trust, Inc.	93,201

			4,565,943

		Retail: 7.3%
4,175	L	Abercrombie & Fitch Co.	131,513
12,100	@@	AEON Co. Ltd.	194,901
4,620	@	Aeropostale, Inc.	121,044
4,865	@	American Eagle Outfitters, Inc.	179,275
3,970	@	Ann Taylor Stores Corp.	92,898
3,365	@	Barnes & Noble, Inc.	124,505
4,200		Borders Group, Inc.	104,160
1,300		Cato Corp.	28,925
1,400	@	CEC Entertainment, Inc.	51,450
16,550		Circuit City Stores, Inc.	253,877
20,000	@@	Citizen Watch Co., Ltd.	196,174
4,845		Claire’s Stores, Inc.	121,319
6,320	@	Copart, Inc.	119,638
24,100		Costco Wholesale Corp.	1,001,595
57,900	@@	Dixons Group PLC	179,193
1,795	@	Dress Barn, Inc.	31,323
24,000	@@	Enterprise Inns PLC	247,948
49,650	L	Gap, Inc.	928,454
1,325		Haverty Furniture Cos., Inc.	23,241
61,250		Home Depot, Inc.	2,400,999
1,190	@	J. Jill Group, Inc.	23,622
1,515	@	Jack in The Box, Inc.	48,071
18,700		J.C. Penney Co., Inc. Holding Co.	659,736
31,000		Limited Brands, Inc.	690,990
11,100		Lowe’s Cos., Inc.	603,285
48,650		McDonald’s Corp.	1,363,659
2,695		Michaels Stores, Inc.	159,571
23,950	@	Office Depot, Inc.	359,969
2,200		PETsMART, Inc.	62,458
1,600	@@	Pinault-Printemps-Redoute SA	147,291
2,480		Regis Corp.	99,746
730	@	Sonic Corp.	18,710
28,950		Staples, Inc.	863,289
2,295	@	Stein Mart, Inc.	34,930
12,250		Target Corp.	554,313
16,500	@	Toys R US, Inc.	292,710
475	@	Tractor Supply Co.	14,934
19,000	@@	UNY Co., Ltd.	194,948
3,740	@	Urban Outfitters, Inc.	128,656
57,850		Wal-Mart Stores, Inc.	3,077,619
39,250		Walgreen Co.	1,406,327
7,750		Wendy’s Intl., Inc.	260,400
1,760	@	Williams-Sonoma, Inc.	66,088
650	@	Zale Corp.	18,265

			17,682,019

		Savings and Loans: 0.2%
2,440		BankAtlantic Bancorp, Inc.	44,701
1,376	@	BankUnited Financial Corp.	40,110

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.2% (continued)
990		Downey Financial Corp.	$54,410
1,995		GreenPoint Financial Corp.	92,289
3,580		Independence Community Bank Corp.	139,799

			371,309

		Semiconductors: 0.9%
1,625	@	DSP Group, Inc.	34,206
90,100		Intel Corp.	1,807,406
7,030		Microchip Technology, Inc.	188,685
1,920	@, L	Skyworks Solutions, Inc.	18,240
1,125	@	Standard Microsystems Corp.	19,699

			2,068,236

		Software: 3.6%
7,620	@	Activision, Inc.	105,689
765	@	Ansys, Inc.	38,043
8,300		Autodesk, Inc.	403,629
415	@, L	Avid Technology, Inc.	19,451
14,300	@	BMC Software, Inc.	226,083
420	@, L	Cerner Corp.	18,169
26,100	@	Compuware Corp.	134,415
1,250	@	Digi Intl., Inc.	14,288
3,780	@	Dun & Bradstreet Corp.	221,886
1,930	@	FileNet Corp.	33,698
12,050		First Data Corp.	524,175
485	@	Hyperion Solutions Corp.	16,485
1,365	@	MapInfo Corp.	14,742
149,750		Microsoft Corp.	4,140,587
166,850	@	Oracle Corp.	1,882,068
15,400	@	Parametric Technology Corp.	81,312
1,870	@	Progress Software Corp.	37,213
1,400	@@	SAP AG	218,191
35,450	@	Siebel Systems, Inc.	267,293
6,340	@	Sybase, Inc.	87,429

			8,484,846

		Telecommunications: 4.9%
5,180	@	Adaptec, Inc.	39,368
31,050		Alltel Corp.	1,704,956
460	@	Anixter Intl., Inc.	16,141
31,900	@	Avaya, Inc.	444,686
2,630	@	C-COR.net Corp.	22,224
91,150	@	Cisco Systems, Inc.	1,649,815
485	@, L	Commonwealth Telephone Enterprises, Inc.	21,122
3,760	@	Commscope, Inc.	81,216
18,500	@, @@	Deutsche Telekom AG	343,699
11,300	@@	France Telecom SA	282,331
2,770		Harris Corp.	152,184
32,850		Motorola, Inc.	592,614
59	@@	Nippon Telegraph & Telephone Corp.	235,163
20,800	@@	Nokia Oyj	286,067
5,210	@	Polycom, Inc.	103,262
50,700		QUALCOMM, Inc.	1,979,328
10,400		Scientific-Atlanta, Inc.	269,568
6,300	@@	TDC A/S	222,804
120,000	@@	Telecom Italia S.p.A.	371,219
70,600		Verizon Communications, Inc.	2,780,227

			11,597,994

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Toys/Games/Hobbies: 0.0%
925	@	Department 56, Inc.	$15,078
1,480	@, L	Jakks Pacific, Inc.	34,040

			49,118

		Transportation: 1.5%
1,280		C.H. Robinson Worldwide, Inc.	59,379
2,695		CNF, Inc.	110,468
42	@@	East Japan Railway Co.	217,455
1,755	@	EGL, Inc.	53,106
1,600		Expeditors Intl. Washington, Inc.	82,720
13,400		FedEx Corp.	1,148,246
1,020	@	Forward Air Corp.	40,820
2,777		Heartland Express, Inc.	51,236
1,035	@	Landstar System, Inc.	60,734
27,000	@@	Mitsui O.S.K. Lines Ltd.	161,993
1,480	@	Offshore Logistics, Inc.	50,942
1,965		Overseas Shipholding Group, Inc.	97,543
7,700	@@	TPG NV	188,335
15,500		United Parcel Service, Inc.	1,176,760
595	@, L	Yellow Roadway Corp.	27,900

			3,527,637

		Total Common Stock
		(Cost $177,361,189)	197,414,591

PREFERRED STOCK: 0.1%
		Banks: 0.1%
12	#, XX	DG Funding Trust	129,600

		Total Preferred Stock
		(Cost $130,511)	129,600

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.4%
		Auto Manufacturers: 0.0%
$21,000	L	Ford Motor Co., 6.625%, due 10/01/28	$19,066
42,000		General Motors Corp., 8.375%, due 07/15/33	44,720

			63,786

		Banks: 0.7%
30,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	25,818
45,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	47,025
106,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	121,406
40,000	@@	Bank of Ireland, 2.160%, due 12/29/49	34,246
20,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	16,700
48,000		BankAmerica Capital II, 8.000%, due 12/15/26	53,558
37,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	38,989
40,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	33,150
87,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	105,455
45,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	47,664
130,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	111,038
70,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	60,775
60,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	52,781
66,000		M&T Bank Corp., 3.850%, due 04/01/13	65,819
49,000		Mellon Capital I, 7.720%, due 12/01/26	54,502
30,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	25,827
60,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	51,084
63,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	63,671
60,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	51,796
40,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	34,794
20,000	@@, C	Societe Generale, 1.688%, due 11/29/49	16,901
90,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	72,324
160,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	128,400
50,000		U.S. Bankcorp, 8.090%, due 11/15/26	56,287
48,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	54,529
30,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	25,605
102,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	100,454

			1,550,598

		Beverages: 0.1%
75,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	85,124
23,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	23,614
78,000	#	Miller Brewing Co., 4.250%, due 08/15/08	79,361

			188,099

		Chemicals: 0.0%
20,000		Dow Chemical Co., 5.750%, due 11/15/09	21,486
17,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	18,316

			39,802

		Diversified Financial Services: 0.4%
14,145	@@, #	Arcel Finance Ltd, 5.984%, due 02/01/09	14,809
54,000	@@, #	Arcel Finance Ltd, 7.048%, due 09/01/11	56,787
61,000	L	Boeing Capital Corp., 7.375%, due 09/27/10	70,958
90,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	89,326
49,000		Citigroup Capital II, 7.750%, due 12/01/36	54,238
48,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	53,267
65,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	66,000
20,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	16,330
55,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	60,503
26,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	33,557
10,000		JPM Capital Trust I, 7.540%, due 01/15/27	10,702

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 0.4% (continued)
40,000		JPM Capital Trust II, 7.950%, due 02/01/27	$44,663
152,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	155,218
53,749	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	52,727
75,055	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	75,360
66,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	72,941

			927,386

		Electric: 0.2%
78,000		Consumers Energy Co., 4.250%, due 04/15/08	79,393
61,000		DTE Energy Co., 2.740%, due 06/01/07	61,027
90,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	85,530
102,000		Ohio Power Co., 6.375%, due 07/15/33	105,558
55,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	55,055
9,975	#	Power Contract Financing LLC, 5.200%, due 02/01/06	10,120
47,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	48,984
15,627		PPL Montana LLC, 8.903%, due 07/02/20	17,356
26,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	27,263
72,000	#	TXU Energy Co. LLC, 2.380%, due 01/17/06	72,189

			562,475

		Food: 0.1%
35,000		Kroger Co., 7.250%, due 06/01/09	39,508
64,000		Safeway, Inc., 4.800%, due 07/16/07	65,831
42,000		SUPERVALU, Inc., 7.875%, due 08/01/09	48,233
84,000		Tyson Foods, Inc., 7.250%, due 10/01/06	90,126

			243,698

		Insurance: 0.1%
17,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	17,321
40,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	47,365
54,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	54,894
45,000		Prudential Financial, Inc., 4.104%, due 11/15/06	45,772

			165,352

		Media: 0.1%
43,000	L	Comcast Cable Communications, 7.125%, due 06/15/13	48,714
43,000		Time Warner Entertainment Co. LP, 8.875%, due 10/01/12	52,957
29,000	L	Time Warner, Inc., 6.875%, due 05/01/12	32,403

			134,074

		Mining: 0.1%
67,000	@@	Alcan, Inc., 6.125%, due 12/15/33	69,798
46,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	47,997
49,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	54,390

			172,185

		Multi-National: 0.1%
106,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	119,423

			119,423

		Oil and Gas: 0.2%
65,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	64,205
108,000	@@, #	Gazprom International SA, 7.201%, due 02/01/20	109,620
136,000	#, L	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	137,767
36,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	43,920
36,000		Valero Energy Corp., 6.125%, due 04/15/07	38,297
41,000		Valero Energy Corp., 8.750%, due 06/15/30	53,603

			447,412

		Packaging and Containers: 0.0%
26,000	#	Sealed Air Corp., 5.375%, due 04/15/08	27,169
78,000	#	Sealed Air Corp., 6.950%, due 05/15/09	86,472

			113,641

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Pipelines: 0.0%
58,000		Duke Capital LLC, 4.331%, due 11/16/06	$59,076

			59,076

		Real Estate: 0.1%
71,000		EOP Operating LP, 7.750%, due 11/15/07	79,335
15,000		Liberty Property LP, 6.375%, due 08/15/12	16,325
5,000		Liberty Property LP, 6.950%, due 12/01/06	5,411
58,000		Liberty Property LP, 7.750%, due 04/15/09	66,333

			167,404

		Real Estate Investment Trusts: 0.1%
53,000		Simon Property Group LP, 4.875%, due 03/18/10	54,073
94,000		Simon Property Group LP, 6.375%, due 11/15/07	101,733
70,000		Simon Property Group LP, 7.375%, due 01/20/06	73,828

			229,634

		Retail: 0.0%
68,000	#	May Department Stores Co., 3.950%, due 07/15/07	68,574

			68,574

		Savings and Loans: 0.0%
47,000		Great Western Financial, 8.206%, due 02/01/27	53,254

			53,254

		Telecommunications: 0.1%
61,000		BellSouth Corp, 4.200%, due 09/15/09	61,419
61,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	64,975
33,000		Sprint Capital Corp., 4.780%, due 08/17/06	33,941
26,000		Sprint Capital Corp., 8.375%, due 03/15/12	31,535
66,000		Verizon Florida, Inc., 6.125%, due 01/15/13	70,543
43,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	42,061

			304,474

		Transportation: 0.0%
38,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	40,450

			40,450

		Total Corporate Bonds/Notes
		(Cost $5,532,815)	5,650,797

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.7%
		Federal Home Loan Mortgage Corporation: 1.1%
510,000		2.700%, due 03/16/07	506,739
239,000		2.750%, due 02/09/07	238,060
406,000		4.500%, due 10/15/12	411,106
72,064		4.500%, due 04/01/14	72,253
77,000		5.875%, due 03/21/11	83,702
165,000		6.000%, due 01/15/28	170,308
196,526		6.000%, due 01/15/29	204,591
681,000	W, S	6.500%, due 10/15/34	714,410
105,000	W, S	7.000%, due 10/15/34	111,366

			2,512,535

		Federal National Mortgage Association: 2.5%
360,000		3.000%, due 08/15/07	358,705
230,000	L	3.500%, due 01/28/08	229,304
251,000	L	4.625%, due 10/15/13	252,936
655,000	W, S	5.000%, due 11/01/18	663,802
1,920,000	W, S	5.000%, due 11/15/34	1,894,801
245,000		5.250%, due 08/01/12	255,026
163,021		5.500%, due 02/01/18	168,739
104,860	W, S	5.500%, due 11/15/18	108,104
184,579		6.000%, due 10/01/08	193,920

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 2.5% (continued)
219,717		6.000%, due 08/01/16	$230,614
122,070		6.000%, due 04/25/31	127,065
657,000	W, S	6.000%, due 10/15/34	679,584
107,855		6.500%, due 04/01/27	113,522
210,000	S	6.500%, due 10/01/31	220,303
110,000		6.625%, due 11/15/10	125,273
21,496		7.000%, due 12/01/27	22,863
317,818		7.000%, due 02/01/31	337,414
63,681		7.500%, due 09/01/31	68,274

			6,050,249

		Government National Mortgage Association: 0.1%
58,270		6.500%, due 01/15/29	61,647
51,798		6.500%, due 01/15/32	54,723
32,934		7.000%, due 04/15/26	35,243
2,198		7.000%, due 01/15/28	2,348
69,525		7.000%, due 02/15/28	74,269

			228,230

		Total U.S. Government Agency Obligations
		(Cost $8,770,881)	8,791,014

U.S. TREASURY OBLIGATIONS: 1.4%
		U.S. Treasury Bonds: 0.8%
709,000	S, L	5.375%, due 02/15/31	759,739
285,000		6.250%, due 08/15/23	332,893
298,000		10.375%, due 11/15/12	363,048
259,000		13.250%, due 05/15/14	368,266

			1,823,946

		U.S. Treasury Notes: 0.5%
607,000		1.625%, due 01/31/05	606,764
168,000	L	2.375%, due 08/31/06	167,429
188,000	L	2.750%, due 08/15/07	187,545
115,000	L	3.375%, due 09/15/09	115,058
218,000	L	4.250%, due 08/15/14	220,350

			1,297,146

		U.S. Treasury STRIP: 0.1%
279,000		0.000%, due 05/15/16	163,339

			163,339

		Total U.S. Treasury Obligations
		(Cost $3,244,433)	3,284,431

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.5%
		Automobile Asset-Backed Securities: 0.0%
120,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	118,483

			118,483

		Commercial Mortgage-Backed Securities: 0.5%
73,000		COMM, 3.600%, due 03/10/39	72,360
350,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	351,937
30,000		CS First Boston Mortgage Securities Corp., 7.800%, due 04/14/62	35,062
166,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	180,658
400,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	455,641
84,367		GE Capital Commercial Mortgage Corp, 3.752%, due 07/10/39	84,922
74,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	80,125

			1,260,705

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Credit Card Asset-Backed Securities: 0.2%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	$46,005
42,000		Capital One Master Trust, 4.900%, due 03/15/10	43,873
130,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	139,179
140,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	146,611

			375,668

		Diversified Financial Services: 0.0%
50,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	55,153

			55,153

		Other Asset-Backed Securities: 0.1%
120,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	119,612
70,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	70,856

			190,468

		Whole Loan Collateral PAC: 0.1%
155,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	155,760

			155,760

		Whole Loan Collateralized Mortgage Obligations: 0.6%
97,826		Bank of America Mortgage Securities, 5.000%, due 12/25/18	100,020
96,124		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	97,217
98,968		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	99,365
251,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	247,231
206,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	213,338
419,987	L	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	421,411
187,901		Washington Mutual, 5.000%, due 06/25/18	192,039

			1,370,621

		Whole Loan Collateralized Support CMO: 0.0%
52,129		Bank of America Mortgage Securities, 5.500%, due 11/25/33	52,544

			52,544

		Total Collateralized Mortgage Obligations
		(Cost $3,577,379)	3,579,402

		Total Long-Term Investments
		(Cost $198,617,208)	218,849,835

SHORT-TERM INVESTMENTS: 13.5%
		Commercial Paper: 5.0%
1,200,000		Barton Capital Corp., 1.780%, due 10/18/04	1,198,932
2,300,000		Concord Minutemen Capital Co., 1.800%, due 10/19/04	2,297,815
1,400,000		Concord Minutemen Capital Co., 1.740%, due 10/12/05	1,399,958
2,400,000	S	Jupiter Securitization Corp., 1.750%, due 10/01/04	2,399,884
2,400,000		Preferred Receivable Funding Corp., 1.780%, due 10/13/04	2,398,457
2,300,000		Thunder Bay Funding, Inc., 1.740%, due 10/04/04	2,299,555

		Total Commercial Paper
		(Cost $11,995,164)	11,994,601

		Repurchase Agreement: 5.0%
12,016,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $12,016,617 to be received upon repurchase (Collateralized by $11,755,000 Federal Home Loan Bank, 5.375% Market Value plus accrued interest $12,495,168, due 05/15/06).	12,016,000

		Total Repurchase Agreement
		(Cost $12,016,000)	12,016,000

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Growth Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

		Securities Lending CollateralCC: 3.5%
8,179,797		The Bank of New York Institutional
		Cash Reserves Fund		$8,179,797

		Total Securities Lending Collateral
		(Cost $8,179,797)		8,179,797

		Total Short-Term Investments
		(Cost $32,190,961)		32,190,398

		Total Investments In Securities
		(Cost $230,808,169)	105.2%	$251,040,233
		Other Assets and Liabilities—Net	(5.2)	(12,351,866)

		Net Assets	100.0%	$238,688,367

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

	*	Cost for federal income tax purposes is $233,672,883.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,251,396
		Gross Unrealized Depreciation		(2,884,046)

		Net Unrealized Appreciation		$17,367,350

Information concerning open future contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
U.S. 5 Year
Treasury Note	3	$(332,250)	12/20/04	$(226)
Long Contracts
U.S. Long Bond	4	$448,875	12/30/04	$3,730

		$116,625		$3,504

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 41.5%
		Advertising: 0.0%
410		Advo, Inc.	$12,685
1,070	@, L	Catalina Marketing Corp.	24,696

			37,381

		Aerospace/Defense: 1.0%
370	@	Armor Holdings, Inc.	15,396
10,000		Boeing Co.	516,199
3,550		General Dynamics Corp.	362,455
480		L-3 Communications Holdings, Inc.	32,160
333	@	Moog, Inc.	12,088
8,500		Raytheon Co.	322,830
470	@	Teledyne Technologies, Inc.	11,769
2,350		United Technologies Corp.	219,443

			1,492,340

		Agriculture: 0.4%
9,850		Altria Group, Inc.	463,344
3,838		UST, Inc.	154,518

			617,862

		Apparel: 0.6%
210	@	Ashworth, Inc.	1,722
4,400	@	Coach, Inc.	186,648
560	@	Gymboree Corp.	8,064
135		Haggar Corp.	2,314
535		K-Swiss, Inc.	10,299
2,500		Liz Claiborne, Inc.	94,300
4,550		Nike, Inc.	358,540
480		Phillips-Van Heusen Corp.	10,694
205	@, L	Quiksilver, Inc.	5,211
2,500		VF Corp.	123,625
500		Wolverine World Wide, Inc.	12,600

			814,017

		Auto Manufacturers: 0.3%
28,750	L	Ford Motor Co.	403,937
330		Oshkosh Truck Corp.	18,830

			422,767

		Auto Parts and Equipment: 0.0%
4,200	@, L	Goodyear Tire & Rubber Co.	45,108
780		Modine Manufacturing Co.	23,486

			68,594

		Banks: 2.6%
1,380		Associated Banc-Corp.	44,257
18,900		Bank of America Corp.	818,936
770	L	Bank of Hawaii Corp.	36,383
775		Banknorth Group, Inc.	27,125
1,840		Colonial Bancgroup, Inc.	37,628
4,200	L	Comerica, Inc.	249,270
1,275		Compass Bancshares, Inc.	55,871
180	L	East-West Bancorp, Inc.	6,046
385	@@, L	First Bancorp Puerto Rico	18,596
240	L	First Republic Bank San Francisco	11,040
765		Fremont General Corp.	17,710
1,820		Hibernia Corp.	48,066
5,050		Huntington Bancshares, Inc.	125,796
415		Irwin Financial Corp.	10,715

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 2.6% (continued)
9,150		Keycorp	$289,140
10,280		National City Corp.	397,013
1,450		National Commerce Financial Corp.	49,605
830		Republic Bancorp, Inc.	12,782
255		South Financial Group, Inc.	7,191
165		UCBH Holdings, Inc.	6,447
570		Umpqua Holdings Corp.	12,859
8,900		US Bancorp	257,210
13,950		Wachovia Corp.	654,952
7,900		Wells Fargo & Co.	471,076

			3,665,714

		Beverages: 0.6%
11,350		Coca-Cola Co.	454,567
8,050		PepsiCo, Inc.	391,633

			846,200

		Biotechnology: 0.0%
715	@, L	Charles River Laboratories Intl., Inc.	32,747

			32,747

		Building Materials: 0.2%
160		Florida Rock Industries, Inc.	7,838
8,700		Masco Corp.	300,411
90		Simpson Manufacturing Co., Inc.	5,688

			313,937

		Chemicals: 0.6%
4,300		Dow Chemical Co.	194,274
4,800		Du Pont EI de Nemours & Co.	205,440
625	@	FMC Corp.	30,356
120		Georgia Gulf Corp.	5,351
1,860	L	IMC Global, Inc.	32,345
405		Macdermid, Inc.	11,729
370	@	OM Group, Inc.	13,527
1,440	@	PolyOne Corp.	10,829
4,150		PPG Industries, Inc.	254,312
3,450		Sherwin-Williams Co.	151,662

			909,825

		Coal: 0.0%
275		Massey Energy Co.	7,956
285		Peabody Energy Corp.	16,957

			24,913

		Commercial Services: 0.5%
485	@, L	Administaff, Inc.	5,675
370	@	Alliance Data Systems Corp.	15,007
110	@	Arbitron, Inc.	4,027
17,200		Cendant Corp.	371,521
625	@, L	Choicepoint, Inc.	26,656
410	@, L	Coinstar, Inc.	9,553
240	@	Consolidated Graphics, Inc.	10,056
4,050		H&R Block, Inc.	200,151
815	@	ITT Educational Services, Inc.	29,381
1,315	@, L	Korn/Ferry Intl.	23,972
710	@	Labor Ready, Inc.	9,954
405		Manpower, Inc.	18,018

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.5% (continued)
190	@, L	Memberworks, Inc.	$4,986
505	@, L	Pharmaceutical Product Development, Inc.	18,180

			747,137

		Computers: 1.6%
560		Agilysys, Inc.	9,682
7,950	@, L	Apple Computer, Inc.	308,063
280	@	Brooktrout, Inc.	2,537
110	@	CACI Intl., Inc.	5,806
1,195	@	Cadence Design Systems, Inc.	15,583
490	@	Carreker Corp.	3,729
270	@	Catapult Communications Corp.	5,087
595	@	Cognizant Technology Solutions Corp.	18,153
23,300	@	Dell, Inc.	829,479
325		Diebold, Inc.	15,178
380	@	DST Systems, Inc.	16,899
115	L	Factset Research Systems, Inc.	5,543
14,900		Hewlett-Packard Co.	279,375
7,800		International Business Machines Corp.	668,772
1,560		Jack Henry Associates, Inc.	29,281
120	@, L	Kronos, Inc.	5,315
245	@, L	Micros Systems, Inc.	12,267
740	@, L	Sandisk Corp.	21,549
460	@	SCM Microsystems, Inc.	1,260
1,555	@	Storage Technology Corp.	39,279

			2,292,837

		Cosmetics/Personal Care: 1.5%
2,250		Alberto-Culver Co.	97,830
12,700		Gillette Co.	530,098
6,750		Kimberly-Clark Corp.	435,983
20,650		Procter & Gamble Co.	1,117,578

			2,181,489

		Distribution/Wholesale: 0.1%
380	L	CDW Corp.	22,051
220		Hughes Supply, Inc.	6,615
192	L	SCP Pool Corp.	5,134
2,450		WW Grainger, Inc.	141,243

			175,043

		Diversified Financial Services: 2.3%
5,900		American Express Co.	303,614
2,005	@, L	Americredit Corp.	41,864
24,450		Citigroup, Inc.	1,078,735
9,350		Countrywide Financial Corp.	368,297
4,700		Fannie Mae	297,980
16,480		J.P. Morgan Chase & Co.	654,750
720		Legg Mason, Inc.	38,354
4,650		Merrill Lynch & Co., Inc.	231,198
5,400		Morgan Stanley	266,220

			3,281,012

		Electric: 0.9%
15,850	@	AES Corp.	158,342
2,550	@, L	CMS Energy Corp.	24,276
15,700	L	Duke Energy Corp.	359,372
1,055		Energy East Corp.	26,565
3,250		Exelon Corp.	119,243
1,970	L	Pepco Holdings, Inc.	39,203

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.9% (continued)
4,210		PPL Corp.	$198,628
800	L	Scana Corp.	29,872
6,100		TXU Corp.	292,311
845		Wisconsin Energy Corp.	26,956

			1,274,768

		Electrical Components and Equipment: 0.3%
1,090	L	Ametek, Inc.	33,049
170	@, L	Belden CDT, Inc.	3,706
6,453		Emerson Electric Co.	399,376
840		Hubbell, Inc.	37,657
330	@	Littelfuse Inc	11,395
460	@	Rayovac Corp.	12,121

			497,304

		Electronics: 0.1%
290		BEI Technologies, Inc.	7,946
200		Bel Fuse, Inc.	6,616
155	@	Benchmark Electronics, Inc.	4,619
135	@	Cymer, Inc.	3,869
80	@, L	Dionex Corp.	4,376
460	@, L	Electro Scientific Industries, Inc.	7,981
120	@	Flir Systems, Inc.	7,020
250	@	Invision Technologies, Inc.	11,248
333	@	Meade Instruments Corp.	1,036
375		Park Electrochemical Corp.	7,950
2,250		Tektronix, Inc.	74,812
1,080	@	Thomas & Betts Corp.	28,966
190	@, L	Trimble Navigation Ltd.	6,004
170		Woodward Governor Co.	11,473

			183,916

		Entertainment: 0.0%
1,160		International Speedway Corp.	57,884

			57,884

		Environmental Control: 0.0%
680		Republic Services, Inc.	20,237
175	@, L	Waste Connections, Inc.	5,544

			25,781

		Food: 0.4%
370		Corn Products Intl., Inc.	17,057
1,040		Ruddick Corp.	20,426
305		Sanderson Farms, Inc.	10,202
3,550		Supervalu, Inc.	97,803
3,690		Tyson Foods, Inc.	59,114
4,698		Wm Wrigley Jr. Co.	297,430

			502,032

		Forest Products and Paper: 0.5%
6,150		Georgia-Pacific Corp.	221,092
2,250		International Paper Co.	90,923
1,100		Longview Fibre Co.	16,775
3,200		Louisiana-Pacific Corp.	83,040
4,750		MeadWestvaco Corp.	151,525
280		Pope & Talbot, Inc.	4,928
590		Potlatch Corp.	27,618
1,500		Temple-Inland, Inc.	100,725
342	L	Wausau-Mosinee Paper Corp.	5,694

			702,320

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Gas: 0.2%
350	L	Energen Corp.	$18,043
355		Piedmont Natural Gas Co.	15,599
5,450		Sempra Energy	197,235
480		UGI Corp.	17,885

			248,762

		Hand/Machine Tools: 0.2%
1,950	L	Black & Decker Corp.	151,008
2,100		Stanley Works	89,313

			240,321

		Healthcare-Products: 1.4%
365	@	Advanced Medical Optics, Inc.	14,443
380	@	American Medical Systems Holdings, Inc.	13,783
1,250		Bausch & Lomb, Inc.	83,063
5,450		Becton Dickinson & Co.	281,765
110		Cooper Cos., Inc.	7,541
1,560	@	Cytyc Corp.	37,674
245		Datascope Corp.	9,139
940		Dentsply Intl., Inc.	48,824
360	@	DJ Orthopedics, Inc.	6,354
335	@	Haemonetics Corp.	11,001
120	@	Idexx Laboratories, Inc.	6,089
440	@	Immucor, Inc.	10,890
13,750		Johnson & Johnson	774,537
5,600		Medtronic, Inc.	290,639
310	@, L	Patterson Cos., Inc.	23,734
120	@, L	Resmed, Inc.	5,713
320	@	Respironics, Inc.	17,101
395	@	Techne Corp.	15,081
1,490	@, L	Varian Medical Systems, Inc.	51,509
215		Vital Signs, Inc.	6,876
4,400	@	Zimmer Holdings, Inc.	347,775

			2,063,531

		Healthcare-Services: 1.2%
3,050		Aetna, Inc.	304,787
260	@	Amerigroup Corp.	14,625
3,100	@	Anthem, Inc.	270,475
275	@	Centene Corp.	11,710
905	@	Covance, Inc.	36,173
990	@	Coventry Health Care, Inc.	52,836
3,900	@	Humana, Inc.	77,922
1,140	@	Pacificare Health Systems, Inc.	41,838
80	@, L	Pediatrix Medical Group, Inc.	4,388
275	@, L	Rehabcare Group, Inc.	6,333
295	@	Sierra Health Services, Inc.	14,139
290	@, L	Sunrise Senior Living, Inc.	10,185
7,950		UnitedHealth Group, Inc.	586,233
3,000	@	WellPoint Health Networks, Inc.	315,270

			1,746,914

		Home Builders: 0.1%
700		Lennar Corp.	33,320
115	L	MDC Holdings, Inc.	8,407
480		Monaco Coach Corp.	10,392
45	@	NVR, Inc.	24,795
130		Standard-Pacific Corp.	7,328

			84,242

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.1%
215		Bassett Furniture Industries, Inc.	$4,059
140		Ethan Allen Interiors, Inc.	4,865
635		Harman Intl. Industries, Inc.	68,421

			77,345

		Household Products/Wares: 0.2%
825	L	Blyth, Inc.	25,493
1,080		Church & Dwight, Inc.	30,305
4,950		Clorox Co.	263,835
260	@	Fossil, Inc.	8,044

			327,677

		Housewares: 0.0%
125		National Presto Industries, Inc.	5,228
240		Toro Co.	16,392

			21,620

		Insurance: 3.1%
6,650	@@	ACE Ltd.	266,399
8,750		Aflac, Inc.	343,088
9,800		Allstate Corp.	470,301
1,125		American Financial Group, Inc.	33,626
12,100		American Intl. Group, Inc.	822,678
4,050		Chubb Corp.	284,634
3,200		Cigna Corp.	222,816
355		Delphi Financial Group, Inc.	14,260
655	@@	Everest Re Group Ltd.	48,686
1,680		Fidelity National Financial, Inc.	64,008
100		Horace Mann Educators Corp.	1,758
4,150		Lincoln National Corp.	195,050
10,900		Metlife, Inc.	421,285
1,250	@	Ohio Casualty Corp.	26,163
255	@, L	Philadelphia Consolidated Holding Co.	14,056
1,150		PMI Group, Inc.	46,667
370	@	Proassurance Corp.	12,957
4,050		Progressive Corp.	343,238
965		Protective Life Corp.	37,934
8,150		Prudential Financial, Inc.	383,376
3,150		Safeco Corp.	143,798
345	L	Selective Insurance Group, Inc.	12,834
460		Stancorp Financial Group, Inc.	32,752
505		UICI	16,534
935		Unitrin, Inc.	38,868
1,035		WR Berkley Corp.	43,636
270	L	Zenith National Insurance Corp.	11,424

			4,352,826

		Internet: 0.7%
3,200	@	eBay, Inc.	294,208
2,080	@	McAfee, Inc.	41,808
400	@	PC-Tel, Inc.	3,304
1,300	@, L	RSA Security, Inc.	25,090
6,150	@, L	Symantec Corp.	337,512
305	@	Websense, Inc.	12,709
6,600	@	Yahoo!, Inc.	223,806

			938,437

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.1%
300		Carpenter Technology Corp.	$14,322
185		Steel Dynamics, Inc.	7,145
2,450	L	United States Steel Corp.	92,169

			113,636

		Leisure Time: 0.2%
360	L	Arctic Cat, Inc.	9,342
2,800		Carnival Corp.	132,412
480	L	Nautilus Group, Inc.	10,843
155	L	Polaris Industries, Inc.	8,652
3,200	L	Sabre Holdings Corp.	78,496

			239,745

		Lodging: 0.1%
1,395	@, L	Caesars Entertainment, Inc.	23,297
305		Mandalay Resort Group	20,938
1,825		Starwood Hotels & Resorts Worldwide, Inc.	84,716

			128,951

		Machinery-Construction and Mining: 0.0%
380	@	Astec Industries, Inc.	7,266

			7,266

		Machinery-Diversified: 0.0%
100		Briggs & Stratton Corp.	8,120
165		Cognex Corp.	4,323
185		IDEX Corp.	6,283
730		Nordson Corp.	25,061
317	@	Zebra Technologies Corp.	19,340

			63,127

		Media: 1.0%
10,600	@, L	Comcast Corp.	299,344
3,750		McGraw-Hill Cos., Inc.	298,838
265		Thomas Nelson, Inc.	5,181
20,950	@	Time Warner, Inc.	338,132
8,350		Viacom, Inc.	280,226
9,900		Walt Disney Co.	223,245
40		Washington Post Co.	36,800

			1,481,766

		Metal Fabricate/Hardware: 0.1%
390		Kaydon Corp.	11,220
165		Lawson Products, Inc.	6,760
375		Mueller Industries, Inc.	16,106
290		Precision Castparts Corp.	17,414
330		Timken Co.	8,125
418		Valmont Industries, Inc.	8,724
340	@	Wolverine Tube, Inc.	3,927

			72,276

		Mining: 0.0%
445	@, L	Century Aluminum Co.	12,340
200		Commonwealth Industries, Inc.	1,868
365	@	RTI Intl. Metals, Inc.	7,070

			21,278

		Miscellaneous Manufacturing: 1.8%
3,650		3M Co.	291,891
135	L	Aptargroup, Inc.	5,936
49,350		General Electric Co.	1,657,172
4,000		Honeywell Intl., Inc.	143,440
1,450		Illinois Tool Works, Inc.	135,097

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.8% (continued)
1,275		Pentair, Inc.	$44,510
235		Standex Intl. Corp.	5,758
9,250	@@	Tyco Intl. Ltd.	283,605

			2,567,409

		Office Furnishings: 0.0%
850		HNI Corp.	33,643

			33,643

		Oil and Gas: 3.1%
7,350		Burlington Resources, Inc.	299,880
17,650		ChevronTexaco Corp.	946,745
3,150		ConocoPhillips	260,978
4,250		Devon Energy Corp.	301,792
29,550		Exxon Mobil Corp.	1,428,151
7,250		Marathon Oil Corp.	299,280
775		Murphy Oil Corp.	67,247
695	@	Newfield Exploration Co.	42,562
690		Noble Energy, Inc.	40,186
335		Patina Oil & Gas Corp.	9,906
1,340		Pioneer Natural Resources Co.	46,203
790		Pogo Producing Co.	37,486
550	@, L	Remington Oil & Gas Corp.	14,438
415	@, L	Stone Energy Corp.	18,160
1,650	L	Sunoco, Inc.	122,067
590	@	Swift Energy Co.	14,136
1,000		Unocal Corp.	43,000
3,100	L	Valero Energy Corp.	248,651
1,070		XTO Energy, Inc.	34,754

			4,275,622

		Oil and Gas Services: 0.0%
550	@	Weatherford Intl. Ltd.	28,061

			28,061

		Packaging and Containers: 0.0%
450	L	Sonoco Products Co.	11,898

			11,898

		Pharmaceuticals: 1.9%
7,100		Abbott Laboratories	300,756
9,700	@	Caremark Rx, Inc.	311,079
5,250		Eli Lilly & Co.	315,262
1,117	@	IVAX Corp.	21,391
200		Medicis Pharmaceutical Corp.	7,808
10,700		Merck & Co., Inc.	353,099
250	@	MGI Pharma, Inc.	6,673
280		Natures Sunshine Products, Inc.	4,248
250	@	NBTY, Inc.	5,390
420	@	Noven Pharmaceuticals, Inc.	8,753
1,330		Perrigo Co.	27,332
35,400		Pfizer, Inc.	1,083,239
600	@, L	Sepracor, Inc.	29,268
6,450		Wyeth	241,230

			2,715,528

		Pipelines: 0.1%
11,600	@, L	Dynegy, Inc.	57,884
1,985		National Fuel Gas Co.	56,235

			114,119

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 1.9%
9,650		Acadia Realty Trust	$142,337
1,500		Alexandria Real Estate Equities, Inc.	98,580
1,764		Archstone-Smith Trust	55,813
1,250		Avalonbay Communities, Inc.	75,275
1,750		Boston Properties, Inc.	96,933
1,050		Camden Property Trust	48,510
1,375		CBL & Associates Properties, Inc.	83,806
3,200		Centerpoint Properties Trust	139,455
1,000		Colonial Properties Trust	40,220
4,625		Corporate Office Properties Trust Sbi MD	118,493
1,825		Developers Diversified Realty Corp.	71,449
2,500		Equity Office Properties Trust	68,125
2,661		Equity Residential	82,491
650		Essex Property Trust, Inc.	46,703
3,025	@	Felcor Lodging Trust, Inc.	34,213
2,250		General Growth Properties, Inc.	69,750
7,600	@, L	Host Marriott Corp.	106,628
1,200		Istar Financial, Inc.	49,476
1,550		Kimco Realty Corp.	79,515
3,000		LaSalle Hotel Properties	82,800
3,750	@	Meristar Hospitality Corp.	20,438
2,575		National Health Investors, Inc.	73,233
4,025		Nationwide Health Properties, Inc.	83,519
2,675		Newcastle Investment Corp.	82,123
320	@	New Century Financial Corp.	19,270
2,700		ProLogis	95,148
1,000		PS Business Parks, Inc.	39,850
2,000		Public Storage, Inc.	99,100
1,250		Rayonier, Inc.	56,550
4,625		Reckson Associates Realty Corp.	132,969
1,800		Regency Centers Corp.	83,682
2,550	L	Simon Property Group, Inc.	136,756
2,575		SL Green Realty Corp.	133,410
2,800		United Dominion Realty Trust, Inc.	55,524

			2,702,144

		Retail: 4.0%
1,245	L	Abercrombie & Fitch Co.	39,218
1,600	@	Aeropostale, Inc.	41,920
1,695	@	American Eagle Outfitters, Inc.	62,461
1,190	@	Ann Taylor Stores Corp.	27,846
1,005	@	Barnes & Noble, Inc.	37,185
800		Borders Group, Inc.	19,840
390	L	Cato Corp.	8,678
410	@	CEC Entertainment, Inc.	15,068
5,700		Circuit City Stores, Inc.	87,438
1,445	L	Claire’s Stores, Inc.	36,183
2,190	@	Copart, Inc.	41,457
8,300		Costco Wholesale Corp.	344,947
535	@	Dress Barn, Inc.	9,336
17,100		Gap, Inc.	319,769
390		Haverty Furniture Cos., Inc.	6,841
21,050		Home Depot, Inc.	825,159
350	@	J Jill Group, Inc.	6,948
450	@	Jack in The Box, Inc.	14,279
6,600		JC Penney Co., Inc. Holding Co.	232,848
11,350	L	Limited Brands, Inc.	252,991

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 4.0% (continued)
3,650		Lowe’s Cos., Inc.	$198,378
16,750		McDonald’s Corp.	469,502
805		Michaels Stores, Inc.	47,664
8,200	@	Office Depot, Inc.	123,246
655	L	Petsmart, Inc.	18,595
740		Regis Corp.	29,763
220	@, L	Sonic Corp.	5,639
10,300		Staples, Inc.	307,145
680	@	Stein Mart, Inc.	10,350
4,300		Target Corp.	194,575
5,650	@	Toys R US, Inc.	100,231
145	@	Tractor Supply Co.	4,559
1,120	@	Urban Outfitters, Inc.	38,528
19,900		Wal-Mart Stores, Inc.	1,058,679
13,550		Walgreen Co.	485,496
2,700		Wendy’s Intl., Inc.	90,720
530	@	Williams-Sonoma, Inc.	19,902
190	@	Zale Corp.	5,339

			5,638,723

		Savings and Loans: 0.1%
720		BankAtlantic Bancorp, Inc.	13,190
408	@, L	Bankunited Financial Corp.	11,893
290		Downey Financial Corp.	15,938
590		Greenpoint Financial Corp.	27,293
1,075		Independence Community Bank Corp.	41,980

			110,294

		Semiconductors: 0.5%
480	@	DSP Group, Inc.	10,104
29,900		Intel Corp.	599,794
2,095		Microchip Technology, Inc.	56,230
570	@, L	Skyworks Solutions, Inc.	5,415
330	@	Standard Microsystems Corp.	5,778

			677,321

		Software: 1.9%
2,280	@	Activision, Inc.	31,624
230	@	Ansys, Inc.	11,438
2,550		Autodesk, Inc.	124,007
125	@, L	Avid Technology, Inc.	5,859
5,000	@, L	BMC Software, Inc.	79,050
130	@, L	Cerner Corp.	5,624
9,200	@	Compuware Corp.	47,380
370	@	Digi Intl., Inc.	4,229
1,310	@	Dun & Bradstreet Corp.	76,897
570	@	Filenet Corp.	9,952
4,150		First Data Corp.	180,525
140	@	Hyperion Solutions Corp.	4,759
410	@	Mapinfo Corp.	4,428
51,250		Microsoft Corp.	1,417,062
55,900	@	Oracle Corp.	630,551
5,300	@	Parametric Technology Corp.	27,984
550	@	Progress Software Corp.	10,945
12,250	@, L	Siebel Systems, Inc.	92,365
1,890	@	Sybase, Inc.	26,063

			2,790,742

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.3%
1,535	@	Adaptec, Inc.	$11,666
10,700		Alltel Corp.	587,537
140	@	Anixter Intl., Inc.	4,913
9,800	@	Avaya, Inc.	136,612
780	@	C-COR.net Corp.	6,591
31,350	@	Cisco Systems, Inc.	567,435
140	@	Commonwealth Telephone Enterprises, Inc.	6,097
1,130	@	Commscope, Inc.	24,408
830		Harris Corp.	45,600
11,300		Motorola, Inc.	203,852
1,560	@	Polycom, Inc.	30,919
17,350		Qualcomm, Inc.	677,344
3,550		Scientific-Atlanta, Inc.	92,016
23,900		Verizon Communications, Inc.	941,182

			3,336,172

		Toys/Games/Hobbies: 0.0%
270	@	Department 56, Inc.	4,401
440	@, L	Jakks Pacific, Inc.	10,120

			14,521

		Transportation: 0.7%
380	L	CH Robinson Worldwide, Inc.	17,628
805		CNF, Inc.	32,997
525	@	EGL, Inc.	15,887
480	L	Expeditors Intl. Washington, Inc.	24,816
4,600		FedEx Corp.	394,174
300	@, L	Forward Air Corp.	12,006
825		Heartland Express, Inc.	15,221
305	@	Landstar System, Inc.	17,897
440	@	Offshore Logistics, Inc.	15,145
590		Overseas Shipholding Group, Inc.	29,288
5,250		United Parcel Service, Inc.	398,579
175	@, L	Yellow Roadway Corp.	8,206

			981,844

		Total Common Stock
		(Cost $52,201,588)	59,395,581

PREFERRED STOCK: 0.2%
		Banks: 0.2%
32	#, XX	DG Funding Trust	345,600

		Total Preferred Stock
		(Cost $347,967)	345,600

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 11.5%
		Auto Manufacturers: 0.1%
$59,000		Ford Motor Co., 6.625%, due 10/01/28	$53,565
127,000		General Motors Corp., 8.375%, due 07/15/33	135,226

			188,791

		Banks: 3.3%
80,000	@@	Australia & New Zealand Banking Group Ltd., 1.494%, due 10/29/49	68,849
133,000	@@, #	Banco Bradesco SA, 8.750%, due 10/24/13	138,985
311,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	356,201
120,000	@@	Bank of Ireland, 2.160%, due 12/29/49	102,737
60,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	50,101
140,000		BankAmerica Capital II, 8.000%, due 12/15/26	156,212
110,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	115,913
130,000	@@	Den Norske Bank ASA, 2.125%, due 08/29/49	107,738
253,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	306,668
131,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	138,756
390,000	@@, C	HSBC Bank PLC, 1.971%, due 06/29/49	333,115
200,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	173,642
190,000	@@	Lloyds TSB Bank PLC, 2.188%, due 06/29/49	167,138
198,000		M&T Bank Corp., 3.850%, due 04/01/13	197,456
143,000		Mellon Capital I, 7.720%, due 12/01/26	159,056
70,000	@@	National Australia Bank Ltd., 1.463%, due 10/29/49	60,263
190,000	@@	National Westminster Bank PLC, 1.938%, due 11/29/49	161,765
166,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	167,768
190,000	@@	Royal Bank of Canada, 1.750%, due 06/29/85	164,020
110,000	@@	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	95,683
50,000	@@, C	Societe Generale, 1.688%, due 11/29/49	42,253
450,000	@@, C	Standard Chartered PLC, 1.800%, due 11/29/49	361,623
260,000	@@, C	Standard Chartered PLC, 2.070%, due 12/29/49	208,650
148,000		US Bankcorp, 8.090%, due 11/15/26	166,609
141,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	160,178
80,000	@@	Westpac Banking Corp., 2.338%, due 09/29/49	68,279
301,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	296,438

			4,526,096

		Beverages: 0.4%
220,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	249,701
66,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	67,761
228,000	#	Miller Brewing Co., 4.250%, due 08/15/08	231,977

			549,439

		Chemicals: 0.1%
53,000		Dow Chemical Co., 5.750%, due 11/15/09	56,939
49,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	52,793

			109,732

		Diversified Financial Services: 2.0%
30,941	@@, #	Arcel Finance Ltd, 5.984%, due 02/01/09	32,394
164,000	@@, #	Arcel Finance Ltd, 7.048%, due 09/01/11	172,465
183,000		Boeing Capital Corp., 7.375%, due 09/27/10	212,875
268,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due	265,990
143,000		Citigroup Capital II, 7.750%, due 12/01/36	158,287
141,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	156,472
190,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	192,924
65,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	53,072
159,000		General Motors Acceptance Corp., 7.750%, due 01/19/10	174,909
78,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	100,670
31,000		JPM Capital Trust I, 7.540%, due 01/15/27	33,177

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 2.0% (continued)
116,000		JPM Capital Trust II, 7.950%, due 02/01/27	$129,523
442,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	451,354
158,315	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	155,306
217,309	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	218,195
196,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	216,613

			2,724,226

		Electric: 1.1%
228,000	L	Consumers Energy Co., 4.250%, due 04/15/08	232,072
179,000		DTE Energy Co., 2.740%, due 06/01/07	179,079
262,000		Enterprise Capital Trust II, 3.195%, due 06/30/28	248,988
297,000		Ohio Power Co., 6.375%, due 07/15/33	307,362
162,000		Pacific Gas & Electric Co., 2.300%, due 04/03/06	162,161
35,244	#	Power Contract Financing LLC, 5.200%, due 02/01/06	35,758
138,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	143,824
40,301		PPL Montana LLC, 8.903%, due 07/02/20	44,759
77,000	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	80,739
212,000	#	TXU Energy Co. LLC, 2.380%, due 01/17/06	212,557

			1,647,299

		Food: 0.5%
103,000		Kroger Co., 7.250%, due 06/01/09	116,267
187,000		Safeway, Inc., 4.800%, due 07/16/07	192,351
123,000		Supervalu, Inc., 7.875%, due 08/01/09	141,254
246,000		Tyson Foods, Inc., 7.250%, due 10/01/06	263,938

			713,810

		Insurance: 0.3%
45,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	45,849
119,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	140,910
157,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	159,602
133,000		Prudential Financial, Inc., 4.104%, due 11/15/06	135,281

			481,642

		Media: 0.3%
127,000		Comcast Cable Communications, 7.125%, due 06/15/13	143,875
125,000		Time Warner Entertainment Co. LP, 8.875%, due 10/01/12	153,945
85,000		Time Warner, Inc., 6.875%, due 05/01/12	94,974

			392,794

		Mining: 0.3%
197,000	@@	Alcan, Inc., 6.125%, due 12/15/33	205,227
131,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	136,687
143,000	@@	Vale Overseas Ltd., 8.625%, due 03/08/07	158,730

			500,644

		Multi-National: 0.2%
312,000	@@	Corp Andina de Fomento CAF, 6.875%, due 03/15/12	351,510

			351,510

		Oil and Gas: 0.9%
189,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	186,688
245,000	@@, #	Gazprom International SA, 7.201%, due 02/01/20	248,675
400,000	#, L	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	405,200
105,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	128,100
104,000		Valero Energy Corp., 6.125%, due 04/15/07	110,635
121,000		Valero Energy Corp., 8.750%, due 06/15/30	158,194

			1,237,492

		Packaging and Containers: 0.2%
80,000	#	Sealed Air Corp., 5.375%, due 04/15/08	83,597
227,000	#	Sealed Air Corp., 6.950%, due 05/15/09	251,655

			335,252

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Pipelines: 0.1%
172,000		Duke Capital LLC, 4.331%, due 11/16/06	$175,191

			175,191

		Real Estate: 0.3%
207,000		EOP Operating LP, 7.750%, due 11/15/07	231,303
44,000		Liberty Property LP, 6.375%, due 08/15/12	47,887
12,000		Liberty Property LP, 6.950%, due 12/01/06	12,986
167,000		Liberty Property LP, 7.750%, due 04/15/09	190,992

			483,168

		Real Estate Investment Trusts: 0.5%
142,000		Simon Property Group LP, 4.875%, due 03/18/10	144,876
275,000		Simon Property Group LP, 6.375%, due 11/15/07	297,623
208,000		Simon Property Group LP, 7.375%, due 01/20/06	219,374

			661,873

		Retail: 0.1%
199,000	#	May Department Stores Co., 3.950%, due 07/15/07	200,681

			200,681

		Savings and Loans: 0.1%
137,000		Great Western Financial, 8.206%, due 02/01/27	155,230

			155,230

		Telecommunications: 0.6%
180,000		BellSouth Corp, 4.200%, due 09/15/09	181,235
179,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	190,663
95,000		Sprint Capital Corp., 4.780%, due 08/17/06	97,710
78,000		Sprint Capital Corp., 8.375%, due 03/15/12	94,604
191,000		Verizon Florida, Inc., 6.125%, due 01/15/13	204,148
124,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	121,293

			889,653

		Transportation: 0.1%
106,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	109,539
5,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	5,322

			114,861

		Total Corporate Bonds/Notes
		(Cost $16,097,080)	16,439,384

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.8%
		Federal Home Loan Mortgage Corporation: 5.5%
1,495,000		2.700%, due 03/16/07	1,485,440
700,000		2.750%, due 02/09/07	697,248
1,103,000		4.500%, due 10/15/12	1,116,872
424,176		4.500%, due 04/01/14	425,284
248,000		5.875%, due 03/21/11	269,584
434,000		6.000%, due 01/15/28	447,962
484,296		6.000%, due 01/15/29	504,169
1,984,000	W, S	6.500%, due 10/15/34	2,081,340
527,040		7.000%, due 11/01/31	559,543
315,000	W, S	7.000%, due 10/15/34	334,097

			7,921,539

		Federal National Mortgage Association: 11.3%
1,040,000	L	3.000%, due 08/15/07	1,036,260
695,000	L	3.500%, due 01/28/08	692,896
732,000	L	4.625%, due 10/15/13	737,647
2,298,000	W, S	5.000%, due 11/01/18	2,328,881
5,433,000	W, S	5.000%, due 11/15/34	5,361,691
715,000		5.250%, due 08/01/12	744,261
30,252		5.500%, due 01/01/18	31,344

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 11.3% (continued)
416,735		5.500%, due 02/01/18	$431,352
393,000	W, S	5.500%, due 11/15/18	405,159
585,911		6.000%, due 08/01/16	614,970
294,695		6.000%, due 04/25/31	306,753
856,000	W, S	6.000%, due 10/15/34	885,425
702,147		6.500%, due 07/01/29	737,338
630,000	S	6.500%, due 10/01/31	660,909
325,000		6.625%, due 11/15/10	370,124
157,705		7.000%, due 02/01/31	167,429
500,000	W, S	7.000%, due 10/15/34	530,156
25,527		7.500%, due 11/01/30	27,368
73,478		7.500%, due 09/01/31	78,778

			16,148,741

		Government National Mortgage Association: 1.0%
92,084		6.500%, due 01/15/29	97,420
73,812		6.500%, due 10/15/31	77,992
180,062		6.500%, due 01/15/32	190,227
61,426		7.000%, due 01/15/28	65,618
595,349		7.000%, due 02/15/28	635,978
339,911		7.500%, due 12/15/23	368,190

			1,435,425

		Total U.S. Government Agency Obligations
		(Cost $25,422,463)	25,505,705

U.S. TREASURY OBLIGATIONS: 11.4%
		U.S. Treasury Bonds: 4.9%
2,616,000	S, L	5.375%, due 02/15/31	2,803,209
1,753,000		6.250%, due 08/15/23	2,047,586
882,000		10.375%, due 11/15/12	1,074,525
766,000		13.250%, due 05/15/14	1,089,156

			7,014,476

		U.S. Treasury Notes: 6.2%
4,084,000	S	1.625%, due 01/31/05	4,082,407
1,232,000	L	2.375%, due 08/31/06	1,227,814
755,000		2.750%, due 08/15/07	753,172
793,000	L	3.375%, due 09/15/09	793,403
2,028,000	L	4.250%, due 08/15/14	2,049,866

			8,906,662

		U.S. Treasury STRIP: 0.3%
823,000		.000%, due 05/15/16	481,821

			481,821

		Total U.S. Treasury Obligations
		(Cost $16,252,431)	16,402,959

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.4%
		Automobile Asset-Backed Securities: 0.3%
140,000		Household Automotive Trust, 2.310%, due 04/17/08	139,620
325,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	320,892

			460,512

		Commercial Mortgage-Backed Securities: 2.6%
230,000		COMM, 3.600%, due 03/10/39	227,985
975,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	980,397
82,000		CS First Boston Mortgage Securities Corp., 7.800%, due 04/14/62	95,836
460,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	500,617
1,090,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,241,622

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities: 2.6% (continued)
249,176		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	$250,815
204,000		GE Capital Commercial Mortgage Corp., 5.994%, due 12/10/35	220,885
121,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	140,023

			3,658,180

		Credit Card Asset-Backed Securities: 1.1%
115,000		Bank One Issuance Trust, 4.540%, due 09/15/10	117,570
115,000		Capital One Master Trust, 4.900%, due 03/15/10	120,127
855,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	915,370
390,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	408,415

			1,561,482

		Diversified Financial Services: 0.1%
180,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	198,552

			198,552

		Whole Loan Collateral PAC: 0.3%
390,000		Residential Funding Securities Corp., 4.750%, due 02/25/33	391,912

			391,912

		Whole Loan Collateralized Mortgage Obligations: 2.9%
285,775		Bank of America Mortgage Securities, 5.000%, due 12/25/18	292,183
280,803		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	283,995
292,745		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	293,919
629,000		CS First Boston Mortgage Securities Corp., 4.170%, due 10/25/33	619,555
507,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	525,060
14,142		GSR Mortgage Loan Trust, 6.500%, due 01/25/34	14,671
1,337,536		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,342,071
757,868		Washington Mutual, 5.000%, due 06/25/18	774,559

			4,146,013

		Whole Loan Collateralized Support CMO: 0.1%
142,250		Bank of America Mortgage Securities, 5.500%, due 11/25/33	143,383

			143,383

		Total Collateralized Mortgage Obligations
		(Cost $10,527,446)	10,560,034

		Total Long-Term Investments
		(Cost $120,848,975)	128,649,263

SHORT-TERM INVESTMENTS: 27.1%
		Commercial Paper: 8.4%
2,800,000	S	Barton Capital Corp., 1.780%, due 10/18/04	2,797,508
1,500,000	S	Concord Minutemen Cap, 1.800%, due 10/19/04	1,498,575
1,100,000	S	Concord Minutemen Cap, 1.740%, due 10/12/05	1,099,967
1,000,000	S	Morgan Stanley, 1.780%, due 10/15/04	999,258
1,400,000	S	Preferred Receivable Funding Corp., 0.000%, due 10/01/04	1,399,936
1,400,000	S	Preferred Receivable Funding Corp., 1.780%, due 10/13/04	1,399,100
1,400,000	S	Thunder Bay Funding, Inc., 1.740%, due 10/04/04	1,399,729
1,400,000	S	Thunder Bay Funding, Inc., 1.750%, due 11/08/04	1,397,351

		Total Commercial Paper
		(Cost $11,992,029)	11,991,424

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

		Repurchase Agreement: 9.6%
13,790,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $13,790,709 to be received upon repurchase (Collateralized by $20,640,000 Federal National Mortgage Association, 0.000% - 3.000%, Market Value plus accrued interest $14,353,907, due 08/15/07 - 06/01/17).		$13,790,000

		Total Repurchase Agreement
		(Cost $13,790,000)		13,790,000

		Securities Lending CollateralCC: 9.1%
13,099,277		The Bank of New York Institutional
		Cash Reserves Fund		13,099,277

		Total Securities Lending Collateral
		(Cost $13,099,277)		13,099,277

		Total Short-Term Investments
		(Cost $38,881,306)		38,880,701

		Total Investments In Securities
		(Cost $159,730,281)	116.9%	$167,529,964
		Other Assets and Liabilities—Net	(16.9)	(24,216,204)

		Net Assets	100.0%	$143,313,760

	@	Non-income producing security
	@@	Foreign issuer
	&	Payment-in-kind
	ADR	American Depositary Receipt
	PLC	Public Limited Company
	REITs	Real Estate Investment Trusts
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

PORTFOLIO OF INVESTMENTS
ING VP Strategic Allocation Income Portfolio	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount			Value

	*	Cost for federal income tax purposes is $161,345,130.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,210,990
		Gross Unrealized Depreciation	(936,156)

		Net Unrealized Appreciation	$6,184,834

Information concerning open future contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
S&P 500 Index	27	$(7,525,575)	12/16/04	$70,041
U.S. 2 Year
Treasury Note	2	$(422,469)	01/05/05	$927
U.S. 5 Year
Treasury Note	10	$(1,107,500)	12/20/04	$(753)

		$(7,948,044)		$70,215

Long Contracts
U.S. Long Bond	6	$673,313	12/30/04	$5,595

		$673,313		$5,595

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004